UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2015

MFS® COMMODITY STRATEGY FUND

CMS-SEM

MFS® COMMODITY STRATEGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic expansion slowed in early 2015 as the pace of U.S. growth decelerated sharply. Harsh weather hurt U.S. domestic demand, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady downturn in China’s pace of growth and ongoing sluggishness in Japan.

Asian and European central banks are making concerted stimulus efforts. The European Central Bank’s quantitative easing program shows early signs of gaining traction. The People’s Bank of China has introduced a series of targeted monetary policy actions. The Bank of Japan remains focused on its target of 2% consumer price inflation.

With little sign of inflation, the U.S. Federal Reserve has remained accommodative in the face of these global headwinds, though interest rate increases are expected to begin later this year.

The world’s financial markets have become increasingly complex in recent years. Now more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (c)(i)

Fixed income sectors (i)
Investment Grade Corporates	42.5%
Asset-Backed Securities	9.6%
U.S. Treasury Securities	8.6%
Non-U.S. Government Bonds	4.1%
Emerging Markets Bonds	2.1%
Mortgage-Backed Securities	1.5%
U.S. Government Agencies	1.0%
Collateralized Debt Obligations	0.9%
Commercial Mortgage-Backed Securities	0.5%
Municipal Bonds	0.2%
High Yield Corporates	0.2%
Residential Mortgage-Backed Securities	0.1%

Commodity exposure (c)(i)

Composition including fixed income credit quality (a)(i)
AAA	13.8%
AA	9.2%
A	18.6%
BBB	18.4%
BB	0.2%
U.S. Government	8.6%
Federal Agencies	2.5%
Non-Fixed Income	100.1%
Cash & Other	(71.4)%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(c)	MFS expects to gain exposure to the commodities markets by primarily investing the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options, and/or swaps). MFS may also gain exposure to the commodities markets by investing the fund’s assets directly in commodity-linked notes. The fund’s and the Subsidiary’s investments in commodity-linked derivatives and/or commodity-linked notes are leveraged (i.e. involves investment exposure greater than the amount of the investment). This leverage is reflected by the negative cash position. For more information about commodity-linked derivatives and commodity-linked notes and the risks of investing in such notes, please see the Notes to Consolidated Financial Statements and the fund’s prospectus.
(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

The fund invests a portion of its assets in the MFS Commodity Strategy Portfolio, a wholly-owned subsidiary of the fund. Percentages reflect exposure to the underlying holdings of the MFS Commodity Strategy Portfolio and not to the exposure from investing directly in the MFS Commodity Strategy Portfolio itself.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2014 through April 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	1.06%	$1,000.00	$888.33	$4.96
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31
I	Actual	0.82%	$1,000.00	$888.20	$3.84
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
R5	Actual	0.82%	$1,000.00	$889.47	$3.84
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

CONSOLIDATED PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Consolidated Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 71.1%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 11.1%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	$19,899	$19,889
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.459%, 10/10/17	629,884	629,564
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/18	2,000,000	2,000,296
ARI Fleet Lease Trust, “A”, FRN, 0.731%, 3/15/20 (n)	184,408	184,374
ARI Fleet Lease Trust, “A”, FRN, 0.481%, 1/15/21 (n)	290,393	289,876
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	820,761	820,482
Babson Ltd., CLO, “A1”, FRN, 0.5%, 1/18/21 (z)	447,052	441,572
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	496,118	496,115
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.5%, 2/21/17	1,729,000	1,729,204
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.56%, 3/21/16	206,341	206,368
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	2,500,000	2,501,135
Cent CDO XI Ltd., “A1”, FRN, 0.537%, 4/25/19 (n)	618,978	612,802
Chesapeake Funding LLC, “A”, FRN, 0.923%, 11/07/23 (n)	224,977	225,095
Chesapeake Funding LLC, “A”, FRN, 0.627%, 1/07/25 (n)	1,019,905	1,020,350
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.677%, 2/07/27 (n)	2,550,000	2,550,885
Chrysler Capital Auto Receivables Trust 2015-A, 0.81%, 11/15/17 (z)	2,600,000	2,599,672
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	800,000	839,898
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	104,059	104,067
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	2,300,000	2,300,373
CNH Wholesale Master Note Trust, “A”, FRN, 0.781%, 8/15/19 (n)	1,444,000	1,445,151
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	405,089	432,847
CWCapital Cobalt Ltd., “A4”, FRN, 5.958%, 5/15/46	582,179	625,021
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	1,483,822	1,483,240
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	1,175,874	1,175,851
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (n)	1,615,392	1,619,813
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 1/15/16	70,758	70,760
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	406,000	413,196
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	1,602,000	1,630,303
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.581%, 1/15/20	2,500,000	2,502,405
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.56%, 7/20/19	1,700,000	1,698,477
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	18,218	18,220

6

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	$379,637	$379,676
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	2,213,782	2,213,138
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.495%, 6/17/21 (z)	1,924,206	1,908,132
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.731%, 12/10/27 (n)	1,611,108	1,611,361
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/17	1,300,000	1,300,459
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	156,940	156,949
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (z)	2,800,000	2,803,242
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	742,830	785,447
Kingsland III Ltd., “A1”, CDO, FRN, 0.477%, 8/24/21 (n)	362,253	360,651
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.607%, 5/15/21 (z)	1,684,099	1,670,271
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	445,725	445,449
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	2,000,000	2,000,064
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.501%, 2/15/17	1,351,000	1,351,000
Motor PLC, 2014-1A, “A1”, FRN, 0.661%, 8/25/21 (n)	534,096	534,673
Motor PLC, 2015-1A, “A1” , FRN, 0.781%, 6/25/22 (n)	2,409,000	2,411,958
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.451%, 1/15/16	306,550	306,554
Nissan Master Owner Trust Receivables 2013, “A”, FRN, 0.481%, 2/15/18	1,300,000	1,300,105
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.581%, 1/15/20	1,140,000	1,141,447
Race Point CLO Ltd., “A1A”, FRN, 0.454%, 8/01/21 (n)	611,172	608,568
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	549,805	549,791
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	1,449,365	1,455,134
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/17	2,500,000	2,500,953
Tricon American Homes 2015 -SFR1, Trust “1A”, FRN, 1%, 6/17/32 (z)	710,000	711,025
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.39%, 10/20/16	1,298,129	1,297,554
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.53%, 7/22/19 (n)	2,700,000	2,694,946
Volvo Financial Equipment LLC, 2014-1A, “A2”, 0.54%, 11/15/16 (n)	1,300,265	1,299,727
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	551,432	551,252

		$67,036,827

7

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - 3.6%
American Honda Finance Corp., 1%, 8/11/15 (n)	$810,000	$811,502
American Honda Finance Corp., FRN, 0.636%, 5/26/16 (n)	700,000	702,398
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	520,000	532,242
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	1,300,000	1,315,725
Daimler Finance North America LLC, FRN, 0.934%, 8/01/16 (n)	480,000	482,666
Daimler Finance North America LLC, FRN, 0.561%, 3/02/17 (n)	2,500,000	2,499,965
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	360,000	370,317
Ford Motor Credit Co. LLC, FRN, 0.783%, 9/08/17	1,860,000	1,850,947
Ford Motor Credit Co. LLC, FRN, 1.213%, 1/09/18	1,770,000	1,774,606
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	570,000	585,067
Hyundai Capital America, 1.625%, 10/02/15 (n)	710,000	712,557
Hyundai Capital America, 2%, 3/19/18 (n)	2,022,000	2,036,156
Nissan Motor Acceptance Corp., FRN, 0.969%, 9/26/16 (n)	1,180,000	1,187,113
Nissan Motor Acceptance Corp., FRN, 0.811%, 3/03/17 (n)	1,000,000	1,002,712
Toyota Motor Credit Corp., 3.2%, 6/17/15	600,000	602,203
Toyota Motor Credit Corp., FRN, 0.664%, 1/17/19	1,620,000	1,619,877
Volkswagen Group of America Finance LLC, FRN, 0.631%, 5/23/17 (n)	1,260,000	1,259,963
Volkswagen Group of America Finance LLC, FRN, 0.7%, 11/20/17 (n)	1,500,000	1,500,347
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	570,000	571,708

		$21,418,071
Banks & Diversified Financials (Covered Bonds) - 1.0%
Australia & New Zealand Banking Group, FRN, 0.88%, 10/06/15 (n)	$310,000	$310,643
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	1,000,000	1,008,260
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	840,000	840,865
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	1,000,000	1,004,856
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	700,000	704,835
National Bank of Canada, 2.2%, 10/19/16 (n)	1,060,000	1,081,201
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	400,000	400,594
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	750,000	765,359

		$6,116,613
Broadcasting - 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$371,000	$372,054
Walt Disney Co., 0.45%, 12/01/15	800,000	800,391

		$1,172,445
Brokerage & Asset Managers - 0.2%
BlackRock, Inc., 1.375%, 6/01/15	$500,000	$500,322
Franklin Resources, Inc., 1.375%, 9/15/17	182,000	182,708
NYSE Euronext, 2%, 10/05/17	486,000	492,810

		$1,175,840

8

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - 0.3%
Cisco Systems, Inc., FRN, 0.541%, 3/03/17	$1,800,000	$1,805,503

Cable TV - 0.2%
DIRECTV Holdings LLC, 2.4%, 3/15/17	$520,000	$529,149
NBCUniversal Enterprise Co., FRN, 0.812%, 4/15/16 (n)	870,000	872,357

		$1,401,506
Chemicals - 0.4%
CF Industries, Inc., 6.875%, 5/01/18	$1,487,000	$1,693,338
LyondellBasell Industries N.V., 5%, 4/15/19	390,000	428,658

		$2,121,996
Computer Software - Systems - 0.2%
Apple, Inc., FRN, 0.503%, 5/03/18	$910,000	$912,706

Conglomerates - 0.8%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$1,141,000	$1,152,002
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	1,156,000	1,175,390
General Electric Co., 0.85%, 10/09/15	450,000	450,995
Pentair Finance S.A., 1.35%, 12/01/15	1,510,000	1,513,179
United Technologies Corp., FRN, 0.761%, 6/01/15	460,000	460,190

		$4,751,756
Consumer Products - 1.0%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	$192,000	$193,814
Mattel, Inc., 1.7%, 3/15/18	226,000	225,535
Mattel, Inc., 2.5%, 11/01/16	400,000	406,174
Newell Rubbermaid, Inc., 2.05%, 12/01/17	426,000	429,434
Newell Rubbermaid, Inc., 2.875%, 12/01/19	1,450,000	1,479,597
Procter & Gamble Co., 0.75%, 11/04/16	1,230,000	1,232,690
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	1,890,000	1,923,005

		$5,890,249
Consumer Services - 0.4%
eBay, Inc., 1.35%, 7/15/17	$507,000	$506,037
Experian Finance PLC, 2.375%, 6/15/17 (n)	462,000	466,631
Western Union Co., 2.375%, 12/10/15	330,000	332,763
Western Union Co., FRN, 1.261%, 8/21/15	1,020,000	1,021,670

		$2,327,101
Electrical Equipment - 0.4%
Amphenol Corp., 1.55%, 9/15/17	$830,000	$832,242
Arrow Electronics, Inc., 3%, 3/01/18	240,000	246,283
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (z)	1,408,000	1,410,236

		$2,488,761

9

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - 1.0%
Applied Materials, Inc., 2.65%, 6/15/16	$750,000	$764,911
Intel Corp., 1.35%, 12/15/17	1,052,000	1,057,447
Lam Research Corp., 2.75%, 3/15/20	801,000	804,112
Tyco Electronics Group S.A., 2.375%, 12/17/18	281,000	286,374
Tyco Electronics Group S.A., FRN, 0.452%, 1/29/16	2,200,000	2,200,000
Xilinx, Inc., 2.125%, 3/15/19	890,000	893,686

		$6,006,530
Emerging Market Quasi-Sovereign - 0.6%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$730,000	$729,198
Korea Development Bank, 1%, 1/22/16	710,000	711,008
Korea Gas Corp., 2.25%, 7/25/17 (n)	440,000	444,404
Petroleos Mexicanos, 3.125%, 1/23/19	321,000	327,420
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	1,342,000	1,335,330

		$3,547,360
Energy - Independent - 0.5%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,545,000	$1,716,832
Canadian Natural Resources Ltd., FRN, 0.648%, 3/30/16	840,000	838,849
Southwestern Energy Co., 7.5%, 2/01/18	470,000	531,092

		$3,086,773
Energy - Integrated - 1.2%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$970,000	$994,772
BP Capital Markets PLC, 3.125%, 10/01/15	600,000	606,547
BP Capital Markets PLC, 0.7%, 11/06/15	650,000	650,608
BP Capital Markets PLC, 2.521%, 1/15/20	806,000	824,436
Chevron Corp., 0.889%, 6/24/16	370,000	371,447
Chevron Corp., 1.104%, 12/05/17	567,000	567,502
Shell International Finance B.V., 1.125%, 8/21/17	550,000	551,953
Shell International Finance B.V., FRN, 0.467%, 11/15/16	1,800,000	1,803,271
Total Capital International S.A., 1.5%, 2/17/17	600,000	607,281
Total Capital S.A., 3%, 6/24/15	520,000	521,891

		$7,499,708
Financial Institutions - 0.7%
General Electric Capital Corp., FRN, 0.866%, 12/11/15	$410,000	$411,438
General Electric Capital Corp., FRN, 0.873%, 1/08/16	580,000	582,300
General Electric Capital Corp., FRN, 0.507%, 1/14/16	2,100,000	2,102,457
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	540,000	552,815
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	405,000	408,082

		$4,057,092

10

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - 3.6%
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	$520,000	$521,230
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	890,000	896,777
Coca-Cola Co., FRN, 0.354%, 11/01/16	1,690,000	1,691,254
Diageo Capital PLC, 1.5%, 5/11/17	850,000	857,817
General Mills, Inc., 1.4%, 10/20/17	2,300,000	2,303,988
General Mills, Inc., FRN , 0.579%, 1/29/16	430,000	429,969
Heineken N.V., 0.8%, 10/01/15 (n)	440,000	440,385
Ingredion, Inc., 3.2%, 11/01/15	170,000	171,664
Ingredion, Inc., 1.8%, 9/25/17	314,000	313,574
J.M. Smucker Co., 1.75%, 3/15/18 (n)	1,000,000	1,003,789
Kellogg Co., 4.45%, 5/30/16	320,000	332,222
Kraft Foods Group, Inc., 1.625%, 6/04/15	920,000	920,789
Kraft Foods Group, Inc., 6.125%, 8/23/18	1,560,000	1,766,661
Molson Coors Brewing Co., 2%, 5/01/17	960,000	971,201
PepsiCo, Inc., 2.5%, 5/10/16	970,000	989,917
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	2,130,000	2,185,864
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	600,000	612,253
SABMiller Holdings, Inc., FRN, 0.944%, 8/01/18 (n)	1,530,000	1,534,387
Tyson Foods, Inc., 6.6%, 4/01/16	1,400,000	1,470,822
Tyson Foods, Inc., 2.65%, 8/15/19	869,000	886,589
Want Want China Finance Co., 1.875%, 5/14/18 (n)	680,000	672,937
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	791,000	794,337
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	96,000	98,074

		$21,866,500
Food & Drug Stores - 0.7%
CVS Health Corp., 3.25%, 5/18/15	$600,000	$600,873
CVS Health Corp., 1.2%, 12/05/16	550,000	553,384
Walgreen Co., 1.8%, 9/15/17	1,229,000	1,240,714
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,700,000	1,713,991

		$4,108,962
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$580,000	$592,689

Insurance - 1.9%
Aflac, Inc., 3.45%, 8/15/15	$700,000	$705,121
American International Group, Inc., 5.85%, 1/16/18	512,000	570,447
American International Group, Inc., 2.3%, 7/16/19	2,320,000	2,345,260
Lincoln National Corp., 4.3%, 6/15/15	250,000	251,035
MetLife Global Funding I, FRN, 0.651%, 4/10/17 (n)	1,700,000	1,703,767
MetLife, Inc., 1.756%, 12/15/17	178,000	180,250
Metropolitan Life Global Funding I, 2%, 4/14/20 (z)	2,200,000	2,190,465
Metropolitan Life Global Funding I, 0.805%, 7/15/16 (n)	980,000	984,535

11

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - continued
PRICOA Global Funding I, FRN, 0.526%, 8/19/15 (n)	$550,000	$550,201
Prudential Financial, Inc., FRN, 1.037%, 8/15/18	1,250,000	1,257,255
UnumProvident Corp., 6.85%, 11/15/15 (n)	150,000	154,603
Voya Financial, Inc., 2.9%, 2/15/18	423,000	435,618

		$11,328,557
Insurance - Health - 0.0%
Aetna, Inc., 1.5%, 11/15/17	$100,000	$100,497
Wellpoint, Inc., 1.25%, 9/10/15	20,000	20,041

		$120,538
Insurance - Property & Casualty - 0.4%
ACE Ltd., 2.6%, 11/23/15	$550,000	$555,679
Aon Corp., 3.5%, 9/30/15	600,000	606,745
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	1,300,000	1,314,102

		$2,476,526
International Market Quasi-Sovereign - 2.2%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$1,150,000	$1,157,995
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	1,110,000	1,116,910
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	590,000	602,863
Electricite de France, 2.15%, 1/22/19 (n)	1,200,000	1,213,165
FMS Wertmanagement, 0.625%, 4/18/16	1,020,000	1,021,632
KfW Bankengruppe, 0.5%, 9/30/15	1,250,000	1,251,425
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	1,200,000	1,206,972
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	560,000	560,815
Kommunalbanken A.S., 1%, 3/15/18 (n)	330,000	328,488
Kommunalbanken A.S., FRN, 0.384%, 10/31/16 (n)	160,000	160,119
Municipality Finance PLC, 2.375%, 5/16/16	1,180,000	1,202,772
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	230,000	230,568
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	1,570,000	1,584,937
Statoil A.S.A., 1.8%, 11/23/16	350,000	355,282
Statoil A.S.A., FRN, 0.547%, 5/15/18	852,000	849,194
Statoil A.S.A., FRN, 0.716%, 11/08/18	490,000	489,999

		$13,333,136
International Market Sovereign - 0.8%
Kingdom of Denmark, 0.375%, 4/25/16 (n)	$1,070,000	$1,069,882
Kingdom of Denmark, 0.875%, 3/20/17 (n)	500,000	501,465
Kingdom of Sweden, 1%, 2/27/18 (n)	1,100,000	1,099,121
Republic of Finland, 1.25%, 10/19/15 (n)	1,300,000	1,305,720
Republic of Iceland, 4.875%, 6/16/16 (n)	1,037,000	1,076,455

		$5,052,643

12

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Internet - 0.1%
Baidu, Inc., 2.75%, 6/09/19	$539,000	$544,640

Local Authorities - 0.8%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$3,200,000	$3,199,427
Kommuninvest i Sverige AB, 0.875%, 12/13/16 (n)	450,000	451,485
Province of Ontario, 1.1%, 10/25/17	1,110,000	1,111,587

		$4,762,499
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 5/29/15	$570,000	$570,226

Major Banks - 6.9%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$1,420,000	$1,488,874
ABN AMRO Bank N.V., FRN, 0.673%, 6/06/16 (n)	1,130,000	1,128,886
Bank of Montreal, 1.45%, 4/09/18	3,010,000	3,017,221
Bank of Nova Scotia, FRN, 0.67%, 3/15/16	1,420,000	1,424,030
Bank of Nova Scotia, FRN, 0.795%, 7/15/16	420,000	421,994
BNP Paribas, 2.7%, 8/20/18	1,090,000	1,122,481
BNP Paribas, FRN, 0.857%, 12/12/16	280,000	280,928
BNP Paribas, FRN, 0.75%, 3/17/17	600,000	600,856
Canadian Imperial Bank of Commerce, FRN, 0.795%, 7/18/16	840,000	843,713
Commonwealth Bank of Australia, FRN, 0.77%, 9/20/16 (n)	1,020,000	1,023,596
Commonwealth Bank of Australia, FRN, 0.629%, 3/13/17 (n)	410,000	410,206
Commonwealth Bank of Australia, FRN, 0.533%, 9/08/17 (n)	1,800,000	1,799,084
DBS Bank Ltd., 2.35%, 2/28/17 (n)	770,000	783,355
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	1,135,000	1,173,864
HSBC Bank PLC, 3.1%, 5/24/16 (n)	310,000	317,958
HSBC Bank PLC, FRN, 0.897%, 5/15/18 (n)	1,294,000	1,299,801
HSBC USA, Inc., 1.625%, 1/16/18	170,000	170,676
Huntington National Bank, FRN, 0.702%, 4/24/17	1,910,000	1,907,395
ING Bank N.V., 1.8%, 3/16/18 (n)	3,100,000	3,116,074
ING Bank N.V., 3.75%, 3/07/17 (n)	424,000	442,667
ING Bank N.V., FRN, 1.213%, 3/07/16 (n)	540,000	542,800
ING Bank N.V., FRN, 1.906%, 9/25/15 (n)	560,000	563,115
KeyCorp, 3.75%, 8/13/15	650,000	655,433
Mizuho Bank Ltd., FRN, 0.716%, 9/25/17 (n)	1,800,000	1,796,476
Nordea Bank AB, FRN, 0.718%, 5/13/16 (n)	1,000,000	1,002,854
Nordea Bank AB, FRN, 0.63%, 4/04/17 (n)	410,000	410,358
PNC Bank N.A., 1.3%, 10/03/16	790,000	795,122
PNC Bank N.A., 1.15%, 11/01/16	1,200,000	1,205,054
PNC Bank N.A., 1.5%, 10/18/17	1,240,000	1,249,320
PNC Bank N.A., 2.25%, 7/02/19	1,140,000	1,153,882
PNC Bank N.A., FRN, 0.589%, 1/28/16	560,000	560,804

13

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Royal Bank of Scotland PLC, 2.55%, 9/18/15	$1,050,000	$1,056,111
State Street Bank & Trust Co., FRN, 0.463%, 12/08/15	678,000	677,574
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	740,000	741,271
Sumitomo Mitsui Banking Corp., FRN, 0.595%, 7/11/17	1,400,000	1,395,031
Wells Fargo & Co., FRN, 0.805%, 7/20/16	760,000	763,006
Wells Fargo & Co., FRN, 0.523%, 9/08/17	1,880,000	1,874,242
Westpac Banking Corp., 0.95%, 1/12/16	1,180,000	1,183,719
Westpac Banking Corp., 2%, 8/14/17	400,000	406,633
Westpac Banking Corp., FRN, 0.586%, 5/19/17	1,000,000	1,000,181

		$41,806,645
Medical & Health Technology & Services - 1.3%
Baxter International, Inc., 1.85%, 1/15/17	$390,000	$395,435
Becton, Dickinson and Co., 1.75%, 11/08/16	300,000	303,053
Becton, Dickinson and Co., 1.45%, 5/15/17	420,000	421,021
Becton, Dickinson and Co., 1.8%, 12/15/17	1,500,000	1,513,280
Catholic Health Initiatives, 1.6%, 11/01/17	400,000	400,408
Covidien International Finance S.A., 6%, 10/15/17	401,000	447,042
Covidien International Finance S.A., 1.35%, 5/29/15	650,000	650,488
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	870,000	877,040
McKesson Corp., 0.95%, 12/04/15	740,000	741,526
McKesson Corp., 3.25%, 3/01/16	470,000	479,405
McKesson Corp., FRN, 0.664%, 9/10/15	750,000	750,206
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	840,000	852,776

		$7,831,680
Medical Equipment - 0.4%
Medtronic, Inc., 1.5%, 3/15/18 (n)	$260,000	$261,573
Zimmer Holdings, Inc., 2%, 4/01/18	2,400,000	2,421,410

		$2,682,983
Metals & Mining - 1.0%
Barrick Gold Corp., 2.5%, 5/01/18	$360,000	$360,631
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	290,000	307,810
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	890,000	891,955
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	420,000	418,855
Glencore Funding LLC, 2.125%, 4/16/18 (z)	900,000	899,005
Glencore Funding LLC, FRN, 1.42%, 5/27/16 (n)	1,520,000	1,524,785
Rio Tinto Finance (USA) Ltd., 2.5%, 5/20/16	1,530,000	1,554,521

		$5,957,562
Midstream - 0.9%
EnLink Midstream Partners LP, 2.7%, 4/01/19	$430,000	$429,635
Enterprise Products Operating LP, 3.7%, 6/01/15	500,000	501,018

14

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Enterprise Products Operating LP, 6.5%, 1/31/19	$930,000	$1,075,802
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	660,000	661,678
ONEOK Partners LP, 3.2%, 9/15/18	790,000	809,457
TransCanada PipeLines Ltd., 1.875%, 1/12/18	522,000	526,941
TransCanada PipeLines Ltd., FRN, 0.953%, 6/30/16	1,190,000	1,193,396

		$5,197,927
Mortgage-Backed - 1.5%
Fannie Mae, 0.594%, 8/25/15	$418,119	$418,126
Fannie Mae, 5.142%, 2/01/16	445,169	450,067
Fannie Mae, 1.114%, 2/25/17	826,375	830,469
Fannie Mae, 4.5%, 4/01/24	830,628	889,003
Fannie Mae, 4%, 3/01/25	98,249	105,884
Fannie Mae, 4.5%, 5/01/25	309,673	333,208
Fannie Mae, FRN, 0.494%, 12/25/17	799,682	800,377
Fannie Mae, FRN, 0.451%, 5/25/18	863,064	864,203
Fannie Mae, TBA, 3%, 5/18/30	750,000	784,828
Freddie Mac, 1.655%, 11/25/16	228,564	230,984
Freddie Mac, 1.426%, 8/25/17	272,000	274,405
Freddie Mac, 4%, 7/01/25	571,343	614,587
Freddie Mac, 3.5%, 8/01/26	736,553	783,756
Freddie Mac, 2.5%, 7/01/28	1,711,072	1,757,174

		$9,137,071
Municipals - 0.2%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$1,400,000	$1,408,092

Natural Gas - Distribution - 0.1%
Engie, 1.625%, 10/10/17 (n)	$740,000	$745,745

Network & Telecom - 2.2%
AT&T, Inc., 0.8%, 12/01/15	$1,430,000	$1,430,638
AT&T, Inc., 2.4%, 8/15/16	160,000	162,584
AT&T, Inc., 2.45%, 6/30/20	730,000	729,182
AT&T, Inc., FRN, 0.643%, 2/12/16	140,000	139,984
AT&T, Inc., FRN, 1.17%, 11/27/18	1,570,000	1,590,321
British Telecommunications PLC, 2.35%, 2/14/19	1,090,000	1,107,666
France Telecom, 2.125%, 9/16/15	700,000	703,564
Verizon Communications, Inc., 0.7%, 11/02/15	970,000	969,943
Verizon Communications, Inc., 1.35%, 6/09/17	580,000	579,664
Verizon Communications, Inc., 6.1%, 4/15/18	2,100,000	2,365,299
Verizon Communications, Inc., FRN, 1.8%, 9/15/16	1,850,000	1,878,198
Verizon Communications, Inc., FRN, 1.04%, 6/17/19	1,740,000	1,751,848

		$13,408,891

15

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oil Services - 0.2%
Noble Corp., 3.45%, 8/01/15	$260,000	$260,954
Transocean, Inc., 5.05%, 12/15/16	650,000	675,220
Transocean, Inc., 3%, 10/15/17	292,000	281,780

		$1,217,954
Other Banks & Diversified Financials - 5.0%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$439,000	$457,233
American Express Centurion Bank, FRN, 0.708%, 11/13/15	500,000	500,760
American Express Credit Corp., 2.8%, 9/19/16	420,000	430,868
American Express Credit Corp., FRN, 1.367%, 6/12/15	50,000	50,063
Banco Santander Chile, FRN, 1.175%, 4/11/17 (n)	1,410,000	1,405,838
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.711%, 2/26/16 (n)	550,000	550,576
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.873%, 9/09/16 (n)	1,320,000	1,322,965
Banque Federative du Credit Mutuel, FRN, 1.129%, 10/28/16 (n)	420,000	422,869
Banque Federative du Credit Mutuel, FRN, 1.125%, 1/20/17 (n)	1,010,000	1,016,943
BNZ International Funding Ltd. London, 1.9%, 2/26/18 (n)	4,000,000	4,025,788
BPCE S.A., 1.625%, 1/26/18	1,430,000	1,426,923
Capital One Bank (USA) N.A., FRN, 0.935%, 2/05/18	2,200,000	2,204,776
Capital One Financial Corp., 2.45%, 4/24/19	420,000	424,007
Capital One Financial Corp., FRN, 0.895%, 11/06/15	320,000	320,546
Fifth Third Bancorp, 1.35%, 6/01/17	1,800,000	1,802,889
Fifth Third Bancorp, 2.3%, 3/01/19	364,000	367,616
First Republic Bank, 2.375%, 6/17/19	278,000	280,697
Groupe BPCE S.A., 2.5%, 12/10/18	920,000	943,178
Groupe BPCE S.A., FRN, 1.527%, 4/25/16	1,700,000	1,714,666
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	640,000	647,640
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	660,000	666,629
Lloyds Bank PLC, 2.3%, 11/27/18	630,000	641,171
Macquarie Bank Ltd., 5%, 2/22/17 (n)	1,076,000	1,145,520
Macquarie Bank Ltd., FRN, 0.907%, 10/27/17 (n)	1,900,000	1,899,793
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	480,000	481,382
Svenska Handelsbanken AB, 2.875%, 4/04/17	566,000	584,666
Svenska Handelsbanken AB, FRN, 0.714%, 3/21/16	1,290,000	1,294,411
Svenska Handelsbanken AB, FRN, 0.734%, 9/23/16	250,000	251,023
Swedbank AB, 2.125%, 9/29/17 (n)	2,462,000	2,497,074
Union Bank, 3%, 6/06/16	280,000	286,300

		$30,064,810
Pharmaceuticals - 1.9%
AbbVie, Inc., FRN, 1.015%, 11/06/15	$730,000	$731,905
Actavis Funding SCS, 2.35%, 3/12/18	1,305,000	1,320,717
Amgen, Inc., 2.3%, 6/15/16	440,000	446,508
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	1,860,000	1,874,683
Bristol-Myers Squibb Co., 0.875%, 8/01/17	1,087,000	1,082,845

16

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Celgene Corp., 2.45%, 10/15/15	$532,000	$536,058
EMD Finance LLC, 1.7%, 3/19/18 (n)	3,000,000	3,016,473
Mylan, Inc., 1.8%, 6/24/16	790,000	794,810
Mylan, Inc., 1.35%, 11/29/16	205,000	204,437
Sanofi, 1.25%, 4/10/18	1,400,000	1,402,258
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	330,000	330,748

		$11,741,442
Printing & Publishing - 0.3%
Pearson PLC, 4%, 5/17/16 (n)	$1,000,000	$1,029,519
Thomson Reuters Corp., 0.875%, 5/23/16	740,000	739,628

		$1,769,147
Real Estate - Apartment - 0.2%
ERP Operating, REIT, 5.125%, 3/15/16	$925,000	$959,104

Real Estate - Healthcare - 0.1%
Health Care REIT, Inc., 2.25%, 3/15/18	$264,000	$267,490
Ventas Realty LP, REIT, 1.55%, 9/26/16	470,000	472,827

		$740,317
Real Estate - Office - 0.2%
Mack-Cali Realty LP, 2.5%, 12/15/17	$330,000	$332,720
Vornado Realty LP, REIT, 2.5%, 6/30/19	595,000	601,615

		$934,335
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$302,000	$302,435
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	670,000	674,209

		$976,644
Retailers - 0.3%
Dollar General Corp., 1.875%, 4/15/18	$195,000	$193,732
Target Corp., 2.3%, 6/26/19	910,000	928,706
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	300,000	306,629
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	421,000	424,063

		$1,853,130
Specialty Chemicals - 0.2%
Air Products & Chemicals, Inc., 2%, 8/02/16	$174,000	$176,846
Airgas, Inc., 2.95%, 6/15/16	700,000	714,077
Ecolab, Inc., 1%, 8/09/15	430,000	430,584

		$1,321,507

17

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Supermarkets - 0.1%
Woolworths Ltd., 2.55%, 9/22/15 (n)	$600,000	$604,493

Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (z)	$1,370,000	$1,365,246
Corporacion Andina de Fomento, 1.5%, 8/08/17	1,300,000	1,303,506
Corporacion Andina de Fomento, FRN, 0.829%, 1/29/18	520,000	522,359
International Bank for Reconstruction and Development, 0.5%, 4/15/16	1,500,000	1,501,788

		$4,692,899
Telecommunications - Wireless - 0.4%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$262,000	$266,174
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	900,000	898,536
Crown Castle Towers LLC, 3.214%, 8/15/15 (n)	310,000	311,760
SBA Tower Trust, 2.898%, 10/15/19 (n)	878,000	886,147

		$2,362,617
Telephone Services - 0.1%
Qwest Corp., 6.5%, 6/01/17	$700,000	$761,258

Tobacco - 0.3%
B.A.T. International Finance PLC, 1.4%, 6/05/15 (n)	$620,000	$620,379
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	371,000	372,833
Lorillard Tobacco Co., 3.5%, 8/04/16	370,000	379,949
Reynolds American, Inc., 1.05%, 10/30/15	430,000	430,012

		$1,803,173
Transportation - Services - 0.1%
ERAC USA Finance Co., 1.4%, 4/15/16 (n)	$330,000	$331,138
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	302,000	310,204

		$641,342
U.S. Government Agencies and Equivalents - 1.0%
Aid-Egypt, 4.45%, 9/15/15	$1,270,000	$1,289,214
Government of Ukraine, 1.844%, 5/16/19	296,000	300,166
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	750,000	765,089
National Credit Union Administration, 1.4%, 6/12/15	1,500,000	1,501,890
Private Export Funding Corp., 1.875%, 7/15/18	1,120,000	1,137,715
Small Business Administration, 2.25%, 7/01/21	706,640	723,845

		$5,717,919

18

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - 8.6%
U.S. Treasury Notes, 0.625%, 9/30/17	$13,000,000	$12,960,389
U.S. Treasury Notes, 0.25%, 7/15/15	17,000,000	17,006,647
U.S. Treasury Notes, 0.875%, 2/28/17	22,000,000	22,130,636

		$52,097,672
Utilities - Electric Power - 2.1%
American Electric Power Co., Inc., 1.65%, 12/15/17	$398,000	$400,284
Dominion Resources, Inc., 1.95%, 8/15/16	880,000	890,043
Dominion Resources, Inc., 2.5%, 12/01/19	1,600,000	1,626,064
Duke Energy Corp., 1.625%, 8/15/17	209,000	211,187
Duke Energy Corp., FRN, 0.65%, 4/03/17	1,060,000	1,061,930
Duke Energy Indiana, Inc., FRN, 0.625%, 7/11/16	370,000	370,343
Enel Finance International S.A., 6.25%, 9/15/17 (n)	750,000	829,957
Eversource Energy, 1.6%, 1/15/18	2,000,000	2,007,160
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	670,000	671,728
PG&E Corp., 2.4%, 3/01/19	660,000	666,779
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	1,240,000	1,271,863
PSEG Power LLC, 2.75%, 9/15/16	360,000	368,405
Southern Co., 2.375%, 9/15/15	1,000,000	1,006,998
Southern Co., 2.45%, 9/01/18	630,000	647,381
Virginia Electric and Power Co., 1.2%, 1/15/18	700,000	699,188

		$12,729,310
Total Bonds (Identified Cost, $426,728,613)		$428,739,422

Short-Term Obligations (y) - 11.6%
American Honda Finance Corp., 0.09%, due 5/08/15	$1,837,000	$1,836,968
ANZ National (International) Ltd., 0.12%, due 5/01/15	4,000,000	4,000,000
Colgate Palmolive Co., 0.07%, due 5/12/15	4,500,000	4,499,904
Emerson Electric Co., 0.08%, due 5/07/15	4,250,000	4,249,943
Fannie Mae, FRN, 0.01%, due 5/01/15	5,050,000	5,050,000
Federal Home Loan Bank, 0.03%, due 5/08/15	27,955,000	27,954,837
General Electric Co., 0.07%, due 5/04/15	4,600,000	4,599,973
Merck & Co., Inc., 0.07%, due 5/18/15	4,966,000	4,965,836
Novartis Finance Corp., 0.1%, due 5/18/15	4,250,000	4,249,799
Toronto-Dominion Bank, 0.125%, due 5/14/15	4,105,000	4,105,000
United Technologies Corp., 0.09%, due 5/12/15	2,000,000	1,999,945
United Technologies Corp., 0.09%, due 5/14/15	2,500,000	2,499,919
Total Short-Term Obligations, at Amortized Cost and Value		$70,012,124

19

Consolidated Portfolio of Investments (unaudited) – continued

Money Market Funds - 7.9%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	47,547,935	$47,547,935
Total Investments (Identified Cost, $544,288,672)		$546,299,481

Other Assets, Less Liabilities - 9.4%		56,857,468
Net Assets - 100.0%		$603,156,949

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $136,464,365 representing 22.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(x)	Commodity-linked notes typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of instruments indirectly linked to the price of commodities and are subject to basis risk, the risk that there can be deviations in performance between the physical commodity market and the futures price, and counter party risk. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator at the time the note is purchased, in order to limit counterparty exposure.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.5%, 1/18/21	6/24/14	$443,633	$441,572
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20	4/30/15	1,365,246	1,365,246
Chrysler Capital Auto Receivables Trust 2015-A, 0.81%, 11/15/17	4/08/15	2,599,914	2,599,672
Glencore Funding LLC, 2.125%, 4/16/18	4/08/15	899,387	899,005
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.495%, 6/17/21	4/08/15	1,910,843	1,908,132
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17	3/04/15	2,799,969	2,803,242
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.607%, 5/15/21	4/08/15	1,672,876	1,670,271
Metropolitan Life Global Funding I, 2%, 4/14/20	4/07/15	2,190,428	2,190,465

20

Consolidated Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Molex Electronic Technologies LLC, 2.878%, 4/15/20	4/01/15	$1,408,000	$1,410,236
Tricon American Homes 2015 -SFR1, Trust “1A”, FRN, 1%, 6/17/32	4/08/15	710,000	711,025
Total Restricted Securities			$15,998,866
% of Net assets			2.7%

The following abbreviations are used in this report and are defined:

BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMTR	Bloomberg Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
BCOMZSTR	Bloomberg Zinc Subindex Total Return, this index is composed of futures contracts on zinc.

21

Consolidated Portfolio of Investments (unaudited) – continued

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Swap Agreements at 4/30/15

Expiration		Notional Amount	Counterparty	Cash Flows to Receive/Pay	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
7/16/15	USD	18,801,003	Citibank N.A.	BCOMF3T (floating rate)	0.15% (floating rate)	$220,324
8/10/15	USD	13,994,933	Citibank N.A.	BCOMF3T (floating rate)	0.15% (floating rate)	450,643
8/11/15	USD	4,399,198	Goldman Sachs International	BCOMHGTR (floating rate)	0.11% (floating rate)	502
8/11/15	USD	4,501,781	Citibank N.A.	BCOMZSTR (floating rate)	0.09% (floating rate)	528,121
8/18/15	USD	3,822,171	JPMorgan Chase Bank N.A	BCOMSITR (floating rate)	0.10% (floating rate)	440
9/01/15	USD	19,960,882	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.13% (floating rate)	2,589
9/28/15	USD	13,641,025	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	1,438
10/30/15	USD	42,914,387	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	5,565
11/16/15	USD	15,972,003	Morgan Stanley Capital Services, Inc.	BCOMF3T (floating rate)	0.30% (floating rate)	4,198
1/05/16	USD	21,945,167	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.13% (floating rate)	2,844
1/11/16	USD	22,635,613	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.12% (floating rate)	2,758
1/11/16	USD	23,561,130	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.13% (floating rate)	3,055
1/25/16	USD	33,462,533	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.10% (floating rate)	3,524
2/08/16	USD	29,905,462	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	3,150
2/16/16	USD	9,529,995	Morgan Stanley Capital Services, Inc.	BCOMLCTR (floating rate)	0.15% (floating rate)	1,478
4/18/16	USD	74,900,306	Goldman Sachs International	BCOMTR (floating rate)	0.095% (floating rate)	7,889
4/18/16	USD	74,900,306	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.09% (floating rate)	7,307
4/18/16	USD	15,454,022	Citibank N.A.	BCOMTR (floating rate)	0.12% (floating rate)	597,825
4/18/16	USD	16,050,066	Morgan Stanley Capital Services, Inc.	BCOMTR (floating rate)	0.12% (floating rate)	1,940

22

Consolidated Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/15 - continued

Expiration		Notional Amount	Counterparty	Cash Flows to Receive/Pay	Cash Flows to Pay	Fair Value
Asset Derivatives – continued
Total Return Swap Agreements – continued
5/17/16	USD	8,400,000	Citibank N.A.	BCOMCNTR (floating rate)	0.08% (floating rate)	$372,204
5/17/16	USD	8,100,000	Citibank N.A.	BCOMKWT (floating rate)	0.08% (floating rate)	235,981
5/17/16	USD	5,718,746	Goldman Sachs International	BCOMALTR (floating rate)	0.08% (floating rate)	218
5/17/16	USD	3,794,563	Goldman Sachs International	BCOMZSTR (floating rate)	0.08% (floating rate)	146
5/17/16	USD	4,154,770	Goldman Sachs International	BCOMSITR (floating rate)	0.10% (floating rate)	203
5/17/16	USD	5,675,984	Morgan Stanley Capital Services, Inc.	BCOMCTTR (floating rate)	0.18% (floating rate)	425
5/17/16	USD	17,602,696	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	1,036
5/17/16	USD	10,140,557	Morgan Stanley Capital Services, Inc.	BCOMTR (floating rate)	0.12% (floating rate)	557
5/17/16	USD	21,000,000	Citibank N.A.	BCOMTR (floating rate)	0.11% (floating rate)	296,255
5/17/16	USD	60,843,342	Goldman Sachs International	BCOMTR (floating rate)	0.09% (floating rate)	2,655
5/17/16	USD	50,702,785	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.09% (floating rate)	2,213
5/17/16	USD	2,368,769	Goldman Sachs International	BCOMGCTR (floating rate)	0.09% (floating rate)	106

						$2,757,589

Liability Derivatives
Total Return Swap Agreements
3/14/16	USD	5,933,406	Citibank N.A.	BCOMGCTR (floating rate)	0.10% (floating rate)	$(125,992)
4/18/16	USD	2,883,031	Citibank N.A.	BCOMSBTR (floating rate)	0.10% (floating rate)	(225,060)
4/18/16	USD	2,914,161	Morgan Stanley Capital Services, Inc.	BCOMKCTR (floating rate)	0.10% (floating rate)	(320)
4/18/16	USD	5,478,658	Goldman Sachs International	BCOMLHTR (floating rate)	0.15% (floating rate)	(778)
5/17/16	USD	5,624,358	Goldman Sachs International	BCOMCOT (floating rate)	0.07% (floating rate)	(197)
5/17/16	USD	2,587,704	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	0.08% (floating rate)	(102)
5/17/16	USD	5,534,983	Goldman Sachs International	BCOMCLTR (floating rate)	0.07% (floating rate)	(197)
5/17/16	USD	2,376,582	Goldman Sachs International	BCOMSBTR (floating rate)	0.14% (floating rate)	(152)

23

Consolidated Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/15 - continued

Expiration		Notional Amount	Counterparty	Cash Flows to Receive/Pay	Cash Flows to Pay	Fair Value
Liability Derivatives – continued
Total Return Swap Agreements – continued
5/17/16	USD	3,198,400	Morgan Stanley Capital Services, Inc.	BCOMLHTR (floating rate)	0.20% (floating rate)	$(259)

						$(353,057)

At April 30, 2015, the fund had cash collateral of $35,414,471 to cover any commitments for certain derivative contracts.

See Notes to Consolidated Financial Statements

24

Financial Statements

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At 4/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $496,740,737)	$498,751,546
Underlying affiliated funds, at cost and value	47,547,935
Total investments, at value (identified cost, $544,288,672)	$546,299,481
Cash	111,230
Restricted cash	35,414,471
Receivables for
Due from broker	23,000,540
Investments sold	353,982
Fund shares sold	6,613
Interest	1,261,485
Swaps, at value	2,757,589
Other assets	2,341
Total assets	$609,207,732
Liabilities
Payables for
Investments purchased	$2,804,873
Due to broker	1,525,479
TBA purchase commitments	781,561
Fund shares reacquired	508,540
Swaps, at value	353,057
Payable to affiliates
Investment adviser	21,644
Shareholder servicing costs	54
Distribution and service fees	1
Payable for independent Trustees’ compensation	952
Accrued expenses and other liabilities	54,622
Total liabilities	$6,050,783
Net assets	$603,156,949
Net assets consist of
Paid-in capital	$737,357,481
Unrealized appreciation (depreciation) on investments	4,415,341
Accumulated net realized gain (loss) on investments	(138,377,434)
Accumulated distributions in excess of net investment income	(238,439)
Net assets	$603,156,949
Shares of beneficial interest outstanding	86,085,324

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$85,779	12,254	$7.00
Class I	71,053	10,144	7.00
Class R5	603,000,117	86,062,926	7.01

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.43 [100 / 94.25 x $7.00]. Redemption price per share was equal to the net asset value per share for Classes I and R5.

See Notes to Consolidated Financial Statements

25

Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS

Six months ended 4/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,373,862
Dividends from underlying affiliated funds	28,793
Foreign taxes withheld	(31)
Total investment income	$2,402,624
Expenses
Management fee	$2,078,221
Distribution and service fees	108
Shareholder servicing costs	97
Administrative services fee	49,772
Independent Trustees’ compensation	6,303
Custodian fee	34,794
Shareholder communications	6,753
Audit and tax fees	36,258
Legal fees	7,971
Miscellaneous	60,890
Total expenses	$2,281,167
Fees paid indirectly	(1,682)
Reduction of expenses by investment adviser	(17,926)
Net expenses	$2,261,559
Net investment income	$141,065
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(16,981,372)
Swap agreements	(54,463,536)
Net realized gain (loss) on investments	$(71,444,908)
Change in unrealized appreciation (depreciation)
Investments	$9,343,095
Swap agreements	(312,269)
Net unrealized gain (loss) on investments	$9,030,826
Net realized and unrealized gain (loss) on investments	$(62,414,082)
Change in net assets from operations	$(62,273,017)

See Notes to Consolidated Financial Statements

26

Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/15 (unaudited)	Period ended 10/31/14 (z)	Year ended 4/30/14
From operations
Net investment income	$141,065	$126,059	$918,990
Net realized gain (loss) on investments	(71,444,908)	(38,230,382)	(23,592,004)
Net unrealized gain (loss) on investments	9,030,826	(50,407,864)	44,818,734
Change in net assets from operations	$(62,273,017)	$(88,512,187)	$22,145,720
Distributions declared to shareholders
From net investment income	$(1,300,442)	$—	$(2,800,083)
Change in net assets from fund share transactions	$127,043,756	$80,976,583	$114,081,738
Total change in net assets	$63,470,297	$(7,535,604)	$133,427,375
Net assets
At beginning of period	539,686,652	547,222,256	413,794,881
At end of period (including accumulated distributions in excess of net investment income of $238,439 and undistributed net investment income of $920,938 and $343,546, respectively)	$603,156,949	$539,686,652	$547,222,256

(z)	For the period May 1, 2014 through October 31, 2014. On June 10, 2014, the fund changed its fiscal year-end from April 30 to October 31.

See Notes to Consolidated Financial Statements

27

Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/15 (unaudited)		Period ended 10/31/14 (z)		Years ended 4/30				Period ended 4/30/11 (c)
Class A					2014		2013	2012

Net asset value, beginning of period	$7.88		$9.28		$9.09		$9.57	$14.49	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.01)		$(0.00	)(w)	$0.01	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.87)		(1.39)		0.22		(0.43)	(2.99)	4.53
Total from investment operations	$(0.88)		$(1.40)		$0.22		$(0.42)	$(2.98)	$4.51
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.03)		$(0.06)	$(0.08)	$(0.02)
From net realized gain on investments	—		—		—		—	(1.86)	—
Total distributions declared to shareholders	$—		$—		$(0.03)		$(0.06)	$(1.94)	$(0.02)
Net asset value, end of period (x)	$7.00		$7.88		$9.28		$9.09	$9.57	$14.49
Total return (%) (r)(s)(t)(x)	(11.17	)(n)	(15.09	)(n)	2.40		(4.38)	(19.96)	45.09	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.10	(a)	1.06		1.07	1.08	1.06	(a)
Expenses after expense reductions (f)	1.06	(a)	1.10	(a)	1.05		1.07	1.08	1.06	(a)
Net investment income (loss)	(0.20	)(a)	(0.20	)(a)	(0.05)		0.13	0.11	(0.18	)(a)
Portfolio turnover	21	(n)	21	(n)	43		54	70	30	(n)
Net assets at end of period (000 omitted)	$86		$97		$114		$111	$116	$145

See Notes to Consolidated Financial Statements

28

Consolidated Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Period ended 10/31/14 (z)		Years ended 4/30			Period ended 4/30/11 (c)
Class I					2014	2013	2012

Net asset value, beginning of period	$7.90		$9.28		$9.10	$9.57	$14.50	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00	(w)	$0.02	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.88)		(1.38)		0.21	(0.43)	(3.00)	4.52
Total from investment operations	$(0.88)		$(1.38)		$0.23	$(0.38)	$(2.96)	$4.53
Less distributions declared to shareholders
From net investment income	$(0.02)		$—		$(0.05)	$(0.09)	$(0.11)	$(0.03)
From net realized gain on investments	—		—		—	—	(1.86)	—
Total distributions declared to shareholders	$(0.02)		$—		$(0.05)	$(0.09)	$(1.97)	$(0.03)
Net asset value, end of period (x)	$7.00		$7.90		$9.28	$9.10	$9.57	$14.50
Total return (%) (r)(s)(x)	(11.18	)(n)	(14.87	)(n)	2.56	(4.03)	(19.78)	45.38	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.85	(a)	0.81	0.81	0.83	0.82	(a)
Expenses after expense reductions (f)	0.82	(a)	0.85	(a)	0.80	0.81	0.83	0.82	(a)
Net investment income	0.05	(a)	0.05	(a)	0.20	0.50	0.37	0.06	(a)
Portfolio turnover	21	(n)	21	(n)	43	54	70	30	(n)
Net assets at end of period (000 omitted)	$71		$80		$94	$92	$324,532	$286,514

See Notes to Consolidated Financial Statements

29

Consolidated Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Period ended 10/31/14 (z)		Years ended 4/30
Class R5					2014	2013 (i)

Net asset value, beginning of period	$7.90		$9.29		$9.10	$10.03
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.00	(w)	$0.02	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.87)		(1.39)		0.22	(0.86	)(g)
Total from investment operations	$(0.87)		$(1.39)		$0.24	$(0.84)
Less distributions declared to shareholders
From net investment income	$(0.02)		$—		$(0.05)	$(0.09)
Net asset value, end of period (x)	$7.01		$7.90		$9.29	$9.10
Total return (%) (r)(s)(x)	(11.05	)(n)	(14.96	)(n)	2.67	(8.44	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.86	(a)	0.81	0.82	(a)
Expenses after expense reductions (f)	0.82	(a)	0.85	(a)	0.81	0.82	(a)
Net investment income	0.05	(a)	0.05	(a)	0.19	0.31	(a)
Portfolio turnover	21	(n)	21	(n)	43	54
Net assets at end of period (000 omitted)	$603,000		$539,510		$547,015	$413,592

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales and fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, September 4, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount and ratio were less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the period May 1, 2014 through October 31, 2014. On June 10, 2014, the fund changed its fiscal year-end from April 30 to October 31.

See Notes to Consolidated Financial Statements

30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Commodity Strategy Fund (the fund) is a non-diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The fund may invest up to 25% of its assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary has the same objective, strategies, and restrictions as the fund, except that it gains exposure to the commodities market for the Subsidiary by investing primarily in commodity-linked futures, options, and swaps, instead of commodity linked-notes. The Subsidiary may also invest in debt securities. The fund’s initial investment in the Subsidiary occurred on May 16, 2014. As of April 30, 2015, the Subsidiary’s net assets were $114,347,579, which represented 19.0% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in commodity-linked structured notes as part of its principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects

31

Notes to Consolidated Financial Statements (unaudited) – continued

that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swap agreements are generally valued at valuations provided by a third-party pricing service, for which cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities

32

Notes to Consolidated Financial Statements (unaudited) – continued

in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap agreements. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$57,815,591	$—	$57,815,591
Non-U.S. Sovereign Debt	—	26,626,038	—	26,626,038
Municipal Bonds	—	1,408,092	—	1,408,092
U.S. Corporate Bonds	—	145,780,970	—	145,780,970
Residential Mortgage-Backed Securities	—	9,848,096	—	9,848,096
Commercial Mortgage-Backed Securities	—	2,683,214	—	2,683,214
Asset-Backed Securities (including CDOs)	—	63,642,606	—	63,642,606
Foreign Bonds	—	120,934,815	—	120,934,815
Short Term Securities	—	70,012,124	—	70,012,124
Mutual Funds	47,547,935	—	—	47,547,935
Total Investments	$47,547,935	$498,751,546	$—	$546,299,481

Other Financial Instruments
Swap Agreements	$—	$2,404,532	$—	$2,404,532

For further information regarding security characteristics, see the Consolidated Portfolio of Investments.

33

Notes to Consolidated Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were swap agreements. The fund’s period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2015 as reported in the Consolidated Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Commodity	Total Return Swap	$2,757,589	$(353,057)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Consolidated Statement of Operations:

Risk	Swap Agreements
Commodity	$(54,463,536)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Consolidated Statement of Operations:

Risk	Swap Agreements
Commodity	$(312,269)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restircted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

34

Notes to Consolidated Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2015:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Swaps, at value	$2,757,589	$(353,057)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Consolidated Statement of Assets & Liabilities	$2,757,589	$(353,057)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	—	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$2,757,589	$(353,057)

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund as of April 30, 2015:

		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Citibank N.A.	$2,701,353	(351,052)	—	—	$2,350,301
Goldman Sachs International	22,908	(1,324)	—	—	21,584
JPMorgan Chase Bank N.A.	24,730	(102)	—	—	24,628
Morgan Stanley Capital Services, Inc.	8,598	(579)	—	—	8,019
Total	$2,757,589	(353,057)	—	—	$2,404,532

35

Notes to Consolidated Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2015:

		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(351,052)	351,052	—	—	$—
Goldman Sachs International	(1,324)	1,324	—	—	—
JPMorgan Chase Bank N.A.	(102)	102	—	—	—
Morgan Stanley Capital Services, Inc.	(579)	579	—	—	—
Total	$(353,057)	353,057	—	—	$—

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Consolidated Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Consolidated Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized

36

Notes to Consolidated Financial Statements (unaudited) – continued

gain or loss on swap agreements in the Consolidated Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swap agreements which involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. The fund may enter into total return swap agreements on a particular security, or a basket or index of securities, in order to gain exposure to the underlying security or securities.

Commodity-Linked Structured Notes – The fund invests in commodity-linked structured notes to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are subject to prepayment, basis, and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date.

37

Notes to Consolidated Financial Statements (unaudited) – continued

The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Consolidated Statement of Operations. The value of the structured note, which is adjusted daily, is recorded in the Consolidated Statement of Assets and Liabilities. The daily change in value is recorded as unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. The fund records a realized gain or loss when a structured note is sold or matures.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

38

Notes to Consolidated Financial Statements (unaudited) – continued

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Consolidated Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgagebacked securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Consolidated Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. This amount, for the six months ended April 30, 2015, is shown as a reduction of total expenses in the Consolidated Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when

39

Notes to Consolidated Financial Statements (unaudited) – continued

filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and controlled foreign corporations.

The tax character of distributions made during the current year will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	10/31/14 (z)	4/30/14
Ordinary income (including any short-term capital gains)	$—	$2,800,083

(z)	For the period May 1, 2014 through October 31, 2014. On June 10, 2014, the fund changed its fiscal year-end from April 30 to October 31.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/15
Cost of investments	$545,389,977
Gross appreciation	2,098,508
Gross depreciation	(1,189,004)
Net unrealized appreciation (depreciation)	$909,504

As of 10/31/14
Undistributed ordinary income	920,938
Capital loss carryforwards	(65,668,983)
Other temporary differences	2,716,801
Net unrealized appreciation (depreciation)	(8,595,829)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

40

Notes to Consolidated Financial Statements (unaudited) – continued

As of October 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(65,668,983)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Consolidated Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/15	Period ended 10/31/14 (z)	Year ended 4/30/14
Class A	$—	$—	$319
Class I	176	—	485
Class R5	1,300,266	—	2,799,279
Total	$1,300,442	$—	$2,800,083

(z)	For the period May 1, 2014 through October 31, 2014. On June 10, 2014, the fund changed its fiscal year-end from April 30 to October 31.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2016. For the six months ended April 30, 2015, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2015, the management fee reduction amounted to $17,926, which is included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the six months ended April 30, 2015, as its portion of the

41

Notes to Consolidated Financial Statements (unaudited) – continued

initial sales charge on sales of Class A shares of the fund. Class A was not available for sale during the six months ended April 30, 2015.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$108

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of the Class A 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2015, the rebate amount was $0 for Class A.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. There were no contingent deferred sales charges imposed during the six months ended April 30, 2015.

Shareholder Servicing Agent – Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC may receive payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For six months ended April 30, 2015, out-of-pocket expenses amounted to $97. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.0180% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to

42

Notes to Consolidated Financial Statements (unaudited) – continued

Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2015 the fee paid by the fund under this agreement was $1,009 and is included in “Miscellaneous” expense in the Consolidated Statement of Operations MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Consolidated Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 10,059 shares of Class R5 for an aggregate amount of $87,312.

At April 30, 2015, MFS held 100% of the outstanding shares of Class A and Class I.

(4) Portfolio Securities

For the six months ended April 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$24,471,247	$5,361,771
Investments (non-U.S. Government securities)	$88,436,575	$80,288,809

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/15		Period ended 10/31/14 (z)		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class R5	18,097,987	$129,425,401	9,937,157	$85,525,747	16,441,431	$140,708,666

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	—	$—	38	$319
Class I	24	176	—	—	56	485
Class R5	178,854	1,300,266	—	—	329,715	2,799,279
	178,878	$1,300,442	—	$—	329,809	$2,800,083

43

Notes to Consolidated Financial Statements (unaudited) – continued

	Six months ended 4/30/15		Period ended 10/31/14 (z)		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class R5	(523,041)	$(3,673,725)	(530,661)	$(4,549,164)	(3,318,838)	$(29,427,010)

Net change
Class A	—	$—	—	$—	38	$318
Class I	24	176	—	—	56	485
Class R5	17,753,800	127,043,580	9,406,496	80,976,583	13,452,308	114,080,934
	17,753,824	$127,043,756	9,406,496	$80,976,583	13,452,402	$114,081,738

(z)	For the period May 1, 2014 through October 31, 2014. On June 10, 2014, the fund changed its fiscal year-end from April 30 to October 31.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 36%, 33%, 15%, 5%, 3%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Global Multi-Asset Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2015, the fund’s commitment fee and interest expense were $961 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.

44

Notes to Consolidated Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,201,631	150,101,318	(147,755,014)	47,547,935

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$28,793	$47,547,935

45

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

46

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2015

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

DTR-SEM

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic expansion slowed in early 2015 as the pace of U.S. growth decelerated sharply. Harsh weather hurt U.S. domestic demand, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady downturn in China’s pace of growth and ongoing sluggishness in Japan.

Asian and European central banks are making concerted stimulus efforts. The European Central Bank’s quantitative easing program shows early signs of gaining traction. The People’s Bank of China has introduced a series of targeted monetary policy actions. The Bank of Japan remains focused on its target of 2% consumer price inflation.

With little sign of inflation, the U.S. Federal Reserve has remained accommodative in the face of these global headwinds, though interest rate increases are expected to begin later this year.

The world’s financial markets have become increasingly complex in recent years. Now more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	17.2%	26.1%	43.3%
	Europe ex-U.K.	0.4%	5.6%	6.0%
	United Kingdom	0.2%	4.0%	4.2%
	Emerging Markets	0.6%	0.0%	0.6%
	North America ex-U.S.	0.5%	0.0%	0.5%
	Japan	0.3%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.2%	0.0%	0.2%
Equity	U.S. Small/Mid Cap	20.0%	(9.9)%	10.1%
	Emerging Markets	1.8%	4.1%	5.9%
	Europe ex-U.K.	8.5%	(4.3)%	4.2%
	United Kingdom	5.3%	(2.7)%	2.6%
	Japan	3.4%	(2.3)%	1.1%
	North America ex-U.S.	0.8%	(0.4)%	0.4%
	Developed - Middle East/Africa	0.2%	0.0%	0.2%
	Asia/Pacific ex-Japan	1.4%	(2.8)%	(1.4)%
	U.S. Large Cap	25.6%	(39.2)%	(13.6)%
Cash	Cash & Equivalents (d)	4.2%	2.9%	7.1%
	Derivative Offsets (e)	0.1%	28.2%	28.3%

Top ten holdings (c)
CDX North America Investment Grade Index - 1.00 JUN 20 20	39.9%
DJ Euro Stoxx 50 Index Future - JUN 19 15	7.1%
Euro-BTP Italian 10 yr Bond Future - JUN 08 15	4.4%
Hang Seng China Enterprises Index Future - MAY 28 15	4.1%
E-mini S&P MidCap 400 Index Future - JUN 19 15	(4.8)%
E-mini Russell 2000 Index Future - JUN 19 15	(5.2)%
S&P 500 Index Option - JUN 19 15	(5.8)%
OMX Index Future - MAY 15 15	(9.0)%
U.S. Treasury Note 10 yr Future - JUN 19 15	(13.8)%
S&P 500 Index Future - JUN 18 15	(31.8)%

Portfolio Composition – continued

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivable) less liabilities, short term securities, payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2014 through April 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	1.38%	$1,000.00	$1,019.34	$6.91
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
B	Actual	2.13%	$1,000.00	$1,015.28	$10.64
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64
C	Actual	2.13%	$1,000.00	$1,015.79	$10.65
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64
I	Actual	1.13%	$1,000.00	$1,020.39	$5.66
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
R1	Actual	2.13%	$1,000.00	$1,015.45	$10.64
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64
R2	Actual	1.63%	$1,000.00	$1,018.48	$8.16
	Hypothetical (h)	1.63%	$1,000.00	$1,016.71	$8.15
R3	Actual	1.38%	$1,000.00	$1,018.75	$6.91
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
R4	Actual	1.13%	$1,000.00	$1,020.07	$5.66
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
R5	Actual	1.07%	$1,000.00	$1,021.79	$5.36
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 66.8%
Issuer	Shares/Par	Value ($)

Aerospace - 1.4%
FLIR Systems, Inc.	3,499	$108,084
General Dynamics Corp.	9,209	1,264,580
Honeywell International, Inc.	962	97,085
MTU Aero Engines AG	1,020	100,867
Northrop Grumman Corp.	13,188	2,031,480
Rockwell Collins, Inc.	2,195	213,639
Rolls-Royce Holdings PLC	65,299	1,046,372
Saab AB, “B”	7,215	186,765
Textron, Inc.	23,028	1,012,771
TransDigm Group, Inc.	2,020	428,503
United Technologies Corp.	7,534	856,993

		$7,347,139
Airlines - 0.3%
Alaska Air Group, Inc.	1,696	$108,646
Copa Holdings S.A., “A”	6,581	729,767
Delta Air Lines, Inc.	3,005	134,143
Stagecoach Group PLC	65,795	366,093

		$1,338,649
Alcoholic Beverages - 1.0%
Constellation Brands, Inc., “A”	4,772	$553,266
Diageo PLC, ADR	5,493	609,833
Heineken N.V.	14,212	1,114,589
Molson Coors Brewing Co.	7,994	587,639
Pernod Ricard S.A.	19,037	2,363,021

		$5,228,348
Apparel Manufacturers - 0.7%
Christian Dior S.A.	801	$157,052
Gerry Weber International AG	7,141	234,593
Global Brands Group Holding Ltd. (a)	312,000	64,006
Hanesbrands, Inc.	1,808	56,193
Li & Fung Ltd.	14,000	14,288
LVMH Moet Hennessy Louis Vuitton S.A.	12,363	2,161,750
Polo Ralph Lauren Corp.	729	97,256
PVH Corp.	1,776	183,550
Sequential Brands Group, Inc. (a)	8,629	107,000
Tumi Holdings, Inc. (a)	1,934	45,236

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Apparel Manufacturers - continued
VF Corp.	5,544	$401,552

		$3,522,476
Automotive - 0.7%
Autoliv, Inc.	2,058	$244,326
BorgWarner Transmission Systems, Inc.	2,586	153,091
Delphi Automotive PLC	2,446	203,018
DENSO Corp.	8,500	421,696
ElringKlinger AG	2,845	78,729
Gentex Corp.	14,456	250,812
Goodyear Tire & Rubber Co.	10,753	305,009
Guangzhou Automobile Group Co. Ltd., “H”	304,000	329,858
Harley-Davidson, Inc.	3,245	182,401
Honda Motor Co. Ltd.	9,700	327,985
Lear Corp.	2,338	259,588
LKQ Corp. (a)	6,033	163,313
USS Co. Ltd.	53,100	931,316

		$3,851,142
Biotechnology - 1.0%
Aduro Biotech, Inc. (a)	429	$10,897
Alexion Pharmaceuticals, Inc. (a)	8,815	1,491,762
Alnylam Pharmaceuticals, Inc. (a)	486	49,509
AMAG Pharmaceuticals, Inc. (a)	6,235	317,798
Amgen, Inc.	4,218	666,064
Amicus Therapeutics, Inc. (a)	6,665	67,050
Biogen, Inc. (a)	3,249	1,214,899
Esperion Therapeutics, Inc. (a)	154	14,650
Exact Sciences Corp. (a)	4,715	98,544
Gilead Sciences, Inc.	6,857	689,197
Isis Pharmaceuticals, Inc. (a)	2,750	155,980
MiMedx Group, Inc. (a)	10,628	99,903
Novavax, Inc. (a)	4,823	37,282
Puma Biotechnology, Inc. (a)	540	97,513
Tesaro, Inc. (a)	1,934	105,345

		$5,116,393
Broadcasting - 0.6%
Havas S.A.	44,146	$367,234
Interpublic Group of Companies, Inc.	6,156	128,291
Live Nation, Inc. (a)	7,856	196,871
Nielsen Holdings B.V.	4,441	199,579
ProSiebenSat.1 Media AG	4,670	240,321
Stroer Media SE	5,323	198,021

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Broadcasting - continued
Time Warner, Inc.	10,086	$851,359
Twenty-First Century Fox, Inc.	3,238	110,351
Twenty-First Century Fox, Inc., “B”	15,304	510,388
WPP Group PLC	10,837	253,061

		$3,055,476
Brokerage & Asset Managers - 1.5%
Affiliated Managers Group, Inc. (a)	2,839	$641,983
BlackRock, Inc.	2,620	953,523
Computershare Ltd.	64,220	623,891
Credit Suisse Group AG	27,211	720,958
Credit Suisse Group AG	15,054	387,942
Franklin Resources, Inc.	1,374	70,843
IG Group Holdings PLC	39,674	447,568
Intercontinental Exchange, Inc.	6,333	1,421,948
LPL Financial Holdings, Inc.	2,688	108,783
NASDAQ OMX Group, Inc.	38,979	1,895,549
Schroders PLC	9,893	491,639
TD Ameritrade Holding Corp.	3,051	110,599

		$7,875,226
Business Services - 4.5%
Accenture PLC, “A”	42,430	$3,931,140
Amadeus IT Holding S.A.	31,566	1,441,007
Amdocs Ltd.	2,426	133,600
Ashtead Group PLC	20,325	350,182
Brenntag AG	3,071	185,484
Bright Horizons Family Solutions, Inc. (a)	15,800	794,424
Brunel International N.V.	10,224	209,320
Bunzl PLC	46,953	1,322,626
Cognizant Technology Solutions Corp., “A” (a)	32,434	1,898,686
Compass Group PLC	200,787	3,559,399
Constant Contact, Inc. (a)	43,062	1,500,711
CoStar Group, Inc. (a)	780	159,455
Equifax, Inc.	5,457	528,947
Fidelity National Information Services, Inc.	3,992	249,460
FleetCor Technologies, Inc. (a)	9,575	1,540,522
Forrester Research, Inc.	4,353	151,441
Gartner, Inc. (a)	11,920	989,122
Global Payments, Inc.	7,434	745,482
Intertek Group PLC	10,041	400,745
Jones Lang LaSalle, Inc.	4,405	731,494
Mitsubishi Corp.	6,100	131,876
Nomura Research Institute Ltd.	11,200	440,096

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Premier Farnell PLC	88,227	$257,214
RE/MAX Holdings, Inc., “A”	3,821	129,112
Realogy Holdings Corp. (a)	8,922	422,992
Resources Connection, Inc.	17,143	270,174
Rightmove PLC	9,929	481,129
Sodexo	4,738	480,508
Ultimate Software Group, Inc. (a)	837	139,126
Zillow Group, Inc. (a)	890	86,900

		$23,662,374
Cable TV - 0.8%
Charter Communications, Inc., “A” (a)	2,675	$500,386
Comcast Corp., “A”	20,523	1,185,408
Comcast Corp., “Special A”	12,834	739,110
Time Warner Cable, Inc.	11,371	1,768,418

		$4,193,322
Chemicals - 1.5%
3M Co.	5,214	$815,417
Celanese Corp.	2,258	149,841
E.I. du Pont de Nemours & Co.	1,124	82,277
Givaudan S.A.	588	1,107,469
LyondellBasell Industries N.V., “A”	36,575	3,786,244
Marrone Bio Innovations, Inc. (a)	6,802	22,719
Monsanto Co.	3,811	434,302
Orica Ltd.	29,611	471,347
PPG Industries, Inc.	3,864	856,108
Victrex PLC	6,585	199,625

		$7,925,349
Computer Software - 1.5%
Adobe Systems, Inc. (a)	10,746	$817,341
Aspen Technology, Inc. (a)	24,814	1,101,493
Dassault Systemes S.A.	1,274	98,231
Intuit, Inc.	817	81,970
Microsoft Corp.	15,690	763,162
OBIC Co. Ltd.	32,300	1,343,339
Oracle Corp.	29,749	1,297,651
Qlik Technologies, Inc. (a)	8,235	286,496
Rovi Corp. (a)	4,136	76,557
Salesforce.com, Inc. (a)	9,309	677,881
SolarWinds, Inc. (a)	1,533	74,780
Symantec Corp.	4,541	113,184
VeriSign, Inc. (a)	19,669	1,249,178

		$7,981,263

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.8%
Apple, Inc. (s)	24,637	$3,083,320
Brother Industries Ltd.	14,000	222,929
Cvent, Inc. (a)	8,795	236,410
Demandware, Inc. (a)	2,025	124,740
EMC Corp.	22,396	602,676
Fleetmatics Group PLC (a)	3,872	176,486
Hewlett-Packard Co.	12,186	401,772
Ingram Micro, Inc., “A” (a)	14,376	361,700
International Business Machines Corp.	4,288	734,492
Model N, Inc. (a)	22,901	269,087
NCR Corp. (a)	4,887	134,099
NICE Systems Ltd.	7,018	422,469
NICE Systems Ltd., ADR	8,109	485,324
Proofpoint, Inc. (a)	1,513	81,672
Sabre Corp.	31,393	781,372
SciQuest, Inc. (a)	6,839	105,115
ServiceNow, Inc. (a)	2,187	163,719
SS&C Technologies Holdings, Inc.	10,725	645,323
Vantiv, Inc., “A” (a)	11,216	438,546
Western Digital Corp.	922	90,116
Xerox Corp.	16,566	190,509

		$9,751,876
Conglomerates - 0.2%
DCC PLC	7,425	$473,293
First Pacific Co. Ltd.	238,000	230,920
Hutchison Whampoa Ltd.	15,000	221,017

		$925,230
Construction - 1.0%
Armstrong World Industries, Inc. (a)	2,719	$148,838
Beacon Roofing Supply, Inc. (a)	4,565	135,672
Bellway PLC	15,381	469,769
Eagle Materials, Inc.	12,881	1,074,147
Fortune Brands Home & Security, Inc.	10,534	469,816
Geberit AG	1,789	637,390
Interface, Inc.	13,851	300,982
Lennox International, Inc.	1,431	151,629
Pool Corp.	5,609	363,968
Pulte Homes, Inc.	28,301	546,209
Semen Indonesia Persero Tbk PT	189,500	182,239
Sherwin-Williams Co.	296	82,288
Stanley Black & Decker, Inc.	2,138	211,021
Summit Materials Inc., “A” (a)	5,933	140,553

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - continued
Trex Co., Inc. (a)	2,176	$102,098
Vulcan Materials Co.	2,531	216,451

		$5,233,070
Consumer Products - 2.1%
Colgate-Palmolive Co.	30,256	$2,035,624
Estee Lauder Cos., Inc., “A”	6,611	537,408
Kao Corp.	24,100	1,150,562
Kobayashi Pharmaceutical Co. Ltd.	30,000	2,098,107
L’Oreal S.A.	7,949	1,516,437
Newell Rubbermaid, Inc.	19,599	747,310
Reckitt Benckiser Group PLC	27,822	2,484,352
Sensient Technologies Corp.	5,851	382,421
Uni-Charm Corp.	7,000	175,585

		$11,127,806
Consumer Services - 0.8%
Capella Education Co.	2,009	$108,546
Carriage Services, Inc.	5,503	130,091
Estacio Participacoes S.A., ADR	33,128	209,700
Grand Canyon Education, Inc. (a)	1,886	85,398
Localiza Rent a Car S.A.	7,399	86,245
MakeMyTrip Ltd. (a)	3,733	79,065
Nord Anglia Education, Inc. (a)	9,018	234,919
Priceline Group, Inc. (a)	1,305	1,615,342
Servicemaster Global Holdings, Inc. (a)	45,453	1,570,856

		$4,120,162
Containers - 0.6%
Brambles Ltd.	124,663	$1,065,064
Crown Holdings, Inc. (a)	5,926	321,545
Fuji Seal International, Inc.	6,500	194,088
Graphic Packaging Holding Co.	85,947	1,211,853
Greif, Inc., “A”	6,091	248,269
Owens-Illinois, Inc. (a)	4,711	112,640

		$3,153,459
Electrical Equipment - 1.8%
Advanced Drainage Systems, Inc.	8,399	$235,172
AMETEK, Inc.	20,015	1,049,186
Danaher Corp.	23,551	1,928,356
Legrand S.A.	1,225	70,773
Mettler-Toledo International, Inc. (a)	6,752	2,140,452
MSC Industrial Direct Co., Inc., “A”	3,823	271,662

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Pentair PLC	2,302	$143,069
Schneider Electric S.A.	16,910	1,260,998
Siemens AG	3,117	341,278
Spectris PLC	15,361	505,182
TriMas Corp. (a)	6,673	187,978
Tyco International PLC	26,051	1,025,888
W.W. Grainger, Inc.	319	79,249
WESCO International, Inc. (a)	1,576	113,693

		$9,352,936
Electronics - 2.3%
Analog Devices, Inc.	17,402	$1,076,140
Avago Technologies Ltd.	4,414	515,908
Broadcom Corp., “A”	51,794	2,289,554
Freescale Semiconductor Ltd. (a)	2,149	84,004
Halma PLC	122,762	1,341,103
Infineon Technologies AG	11,993	142,474
Iriso Electronics Co. Ltd.	340	23,733
Keysight Technologies, Inc. (a)	3,915	130,996
Lattice Semiconductor Corp. (a)	14,591	86,525
MediaTek, Inc.	33,000	424,470
Mellanox Technologies Ltd. (a)	712	33,101
Microchip Technology, Inc.	3,933	187,427
Monolithic Power Systems, Inc.	1,749	90,651
NXP Semiconductors N.V. (a)	528	50,751
Plexus Corp. (a)	4,017	172,932
Rubicon Technology, Inc. (a)	8,718	33,477
Silicon Laboratories, Inc. (a)	2,397	123,853
Siliconware Precision Industries Co. Ltd., ADR	52,726	427,608
Skyworks Solutions, Inc.	4,432	408,852
Stanley Electric Co. Ltd.	6,500	145,898
Stratasys Ltd. (a)	1,496	56,025
Taiwan Semiconductor Manufacturing Co. Ltd.	54,654	263,858
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	120,875	2,954,185
Texas Instruments, Inc.	16,873	914,685
Ultratech, Inc. (a)	5,434	108,463

		$12,086,673
Energy - Independent - 2.1%
Anadarko Petroleum Corp.	5,748	$540,887
Cabot Oil & Gas Corp.	10,054	340,026
Cairn Energy PLC (a)	15,337	41,759
Cenovus Energy, Inc.	2,362	44,499
Chesapeake Energy Corp.	6,872	108,371

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Cimarex Energy Co.	805	$100,142
Concho Resources, Inc. (a)	1,840	233,054
CONSOL Energy, Inc.	2,915	94,679
Energen Corp.	3,179	226,249
EOG Resources, Inc.	1,251	123,786
EQT Corp.	1,653	148,671
Foresight Energy LP (a)	6,122	84,912
Galp Energia SGPS S.A.	6,737	92,213
HollyFrontier Corp.	2,513	97,454
INPEX Corp.	133,600	1,673,032
Marathon Petroleum Corp.	24,581	2,422,949
Memorial Resource Development Corp. (a)	12,762	257,665
Noble Energy, Inc.	3,027	153,529
Occidental Petroleum Corp.	13,214	1,058,441
Oil Search Ltd.	12,599	80,264
PDC Energy, Inc. (a)	2,950	167,383
Pioneer Natural Resources Co.	2,162	373,550
Range Resources Corp.	1,297	82,437
Reliance Industries Ltd.	6,350	86,105
Rice Energy, Inc. (a)	4,334	106,746
SM Energy Co.	3,797	220,112
TORC Oil & Gas Ltd.	27,859	242,453
Valero Energy Corp.	33,538	1,908,312

		$11,109,680
Energy - Integrated - 0.4%
BG Group PLC	16,293	$295,740
Chevron Corp.	2,229	247,553
Exxon Mobil Corp. (s)	15,919	1,390,843
Royal Dutch Shell PLC, “A”	11,807	371,900

		$2,306,036
Engineering - Construction - 0.1%
Stantec, Inc.	4,787	$129,307
Team, Inc. (a)	3,820	149,286

		$278,593
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., “A”	2,787	$83,777
AMC Networks, Inc., “A” (a)	862	65,029
Cinemark Holdings, Inc.	2,753	117,360
DHX Media Ltd.	5,968	40,809
International Speedway Corp.	2,784	101,226
Netflix, Inc. (a)	1,627	905,426

		$1,313,627

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 3.0%
Britvic PLC	31,458	$349,703
Bunge Ltd.	1,693	146,224
Coca-Cola Co.	19,012	771,127
Coca-Cola Enterprises, Inc.	4,562	202,598
Danone S.A.	55,582	4,018,355
Flex Pharma, Inc. (a)	1,530	25,582
Flowers Foods, Inc.	4,650	103,881
Freshpet, Inc. (a)	10,667	231,261
General Mills, Inc.	13,349	738,734
Ingredion, Inc.	24,717	1,962,530
J.M. Smucker Co.	1,291	149,653
M. Dias Branco S.A. Industria e Comercio de Alimentos	2,618	75,196
McCormick & Co., Inc.	1,391	104,742
Mead Johnson Nutrition Co., “A”	2,288	219,465
Mondelez International, Inc.	33,556	1,287,544
Nestle S.A.	47,680	3,718,071
Nestle S.A., ADR	11,746	911,725
Pinnacle Foods, Inc.	4,362	176,879
Snyders-Lance, Inc.	5,553	163,980
Tate & Lyle PLC	33,410	305,911
WhiteWave Foods Co., “A” (a)	8,218	361,345

		$16,024,506
Food & Drug Stores - 1.0%
Alimentation Couche-Tard, Inc.	7,408	$283,504
Booker Group PLC	99,099	220,265
Cosmos Pharmaceutical Corp.	836	112,517
CVS Health Corp.	24,067	2,389,612
Empire Co. Ltd., “A”	1,306	94,359
FamilyMart Co. Ltd.	2,500	107,474
Kroger Co.	24,732	1,704,282
Rite Aid Corp. (a)	11,268	86,876
Sundrug Co. Ltd.	2,600	129,717

		$5,128,606
Gaming & Lodging - 0.8%
Carnival Corp.	1,731	$76,112
Diamond Resorts International, Inc. (a)	4,935	157,969
La Quinta Holdings, Inc. (a)	8,589	206,823
Ladbrokes PLC	91,490	143,767
Norwegian Cruise Line Holdings Ltd. (a)	33,637	1,631,731
Royal Caribbean Cruises Ltd.	25,644	1,745,331
Sands China Ltd.	20,800	85,207
Wynn Resorts Ltd.	3,356	372,751

		$4,419,691

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 0.8%
Dollar Tree, Inc. (a)	815	$62,274
Five Below, Inc. (a)	11,881	400,627
Kohl’s Corp.	19,074	1,366,652
Target Corp.	22,981	1,811,592
Woolworths Holdings Ltd.	47,719	357,777

		$3,998,922
Health Maintenance Organizations - 0.4%
Aetna, Inc.	3,069	$327,984
Anthem, Inc.	7,695	1,161,406
Cigna Corp.	1,199	149,443
Molina Healthcare, Inc. (a)	1,803	106,792
UnitedHealth Group, Inc.	1,107	123,320

		$1,868,945
Insurance - 3.8%
AIA Group Ltd.	343,600	$2,296,415
Allied World Assurance Co.	6,043	248,609
American International Group, Inc.	19,176	1,079,417
Amlin PLC	46,828	329,281
Aon PLC	9,143	879,831
Arthur J. Gallagher & Co.	3,209	153,486
Aspen Insurance Holdings Ltd.	2,815	131,545
Beazley PLC	256,896	1,108,401
Everest Re Group Ltd.	7,391	1,322,324
Fairfax Financial Holdings Ltd.	1,762	962,419
Hanover Insurance Group, Inc.	3,840	263,309
Hartford Financial Services Group, Inc.	3,223	131,402
HCC Insurance Holdings, Inc.	3,229	183,924
Hiscox Ltd.	16,654	209,832
Jardine Lloyd Thompson Group PLC	35,079	572,386
Lincoln National Corp.	3,133	176,983
MetLife, Inc.	48,056	2,464,792
Prudential Financial, Inc.	17,109	1,396,094
Prudential PLC	8,877	221,526
Safety Insurance Group, Inc.	2,257	131,245
Sony Financial Holdings, Inc.	4,700	84,209
Stewart Information Services Corp.	3,990	145,635
Storebrand A.S.A. (a)	34,186	121,041
Symetra Financial Corp.	10,575	251,156
Third Point Reinsurance Ltd. (a)	16,698	225,089
Travelers Cos., Inc.	15,311	1,548,095
Unum Group	35,011	1,195,976
Validus Holdings Ltd.	50,691	2,120,405

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
XL Group PLC	3,880	$143,870
Zurich Insurance Group AG	990	306,627

		$20,405,324
Internet - 1.4%
Alibaba Group Holding Ltd., ADR (a)	1,380	$112,180
Dealertrack Holdings, Inc. (a)	3,747	147,295
Facebook, Inc., “A “ (a)	21,300	1,677,801
Google, Inc., “A” (a)	2,522	1,383,998
Google, Inc., “C” (a)	1,456	782,367
LinkedIn Corp., “A” (a)	7,830	1,974,178
Naver Corp.	1,143	690,565
Yahoo!, Inc. (a)	19,377	824,782

		$7,593,166
Leisure & Toys - 0.5%
Brunswick Corp.	1,663	$83,217
Callaway Golf Co.	8,538	82,648
Electronic Arts, Inc. (a)	38,813	2,254,647

		$2,420,512
Machinery & Tools - 2.0%
Allison Transmission Holdings, Inc.	48,081	$1,475,125
Atlas Copco AB, “A”	11,622	362,741
Burckhardt Compression Holding AG	844	367,064
Caterpillar, Inc.	10,662	926,315
Columbus McKinnon Corp.	4,781	121,246
Douglas Dynamics, Inc.	3,645	79,279
Eaton Corp. PLC	2,973	204,334
Flowserve Corp.	3,555	208,074
GEA Group AG	9,979	481,143
Herman Miller, Inc.	5,257	144,094
IPG Photonics Corp. (a)	1,346	119,229
Joy Global, Inc.	4,433	189,023
Kennametal, Inc.	3,891	137,780
Kubota Corp.	10,000	155,158
Oshkosh Corp.	4,756	256,063
Regal Beloit Corp.	17,414	1,361,775
Roper Technologies, Inc.	6,602	1,110,258
Schindler Holding AG	1,552	264,176
Spirax-Sarco Engineering PLC	7,387	382,121
SPX Corp.	11,169	860,013
WABCO Holdings, Inc. (a)	3,725	463,576
Weir Group PLC	40,690	1,169,850

		$10,838,437

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 2.3%
BNP Paribas	4,219	$265,634
BOC Hong Kong Holdings Ltd.	30,000	116,701
Comerica, Inc.	2,469	117,055
Goldman Sachs Group, Inc.	7,503	1,473,739
HSBC Holdings PLC	227,768	2,259,312
Huntington Bancshares, Inc.	40,651	441,470
JPMorgan Chase & Co. (s)	61,815	3,910,417
KeyCorp	10,856	156,869
Mitsubishi UFJ Financial Group, Inc.	48,400	341,504
Morgan Stanley	5,583	208,302
PNC Financial Services Group, Inc.	1,084	99,435
Royal Bank of Scotland Group PLC (a)	42,925	222,173
Standard Chartered PLC	10,913	178,470
Sumitomo Mitsui Financial Group, Inc.	7,300	318,343
Wells Fargo & Co.	30,942	1,704,904
Westpac Banking Corp.	13,189	379,201

		$12,193,529
Medical & Health Technology & Services - 1.3%
Adeptus Health, Inc., “A” (a)	1,249	$79,274
AmerisourceBergen Corp.	1,133	129,502
Brookdale Senior Living, Inc. (a)	5,593	202,634
Capital Senior Living Corp. (a)	5,439	142,339
Cardinal Health, Inc.	3,662	308,853
Cerner Corp. (a)	5,146	369,534
Cross Country Healthcare, Inc. (a)	15,115	167,777
HCA Holdings, Inc. (a)	3,058	226,323
Healthcare Services Group, Inc.	7,309	221,243
HealthStream, Inc. (a)	3,567	103,229
Henry Schein, Inc. (a)	3,609	494,794
Hogy Medical Co. Ltd.	6,300	302,615
IDEXX Laboratories, Inc. (a)	667	83,622
INC Research Holdings, Inc., “A” (a)	3,939	132,114
McKesson Corp.	14,093	3,148,376
MedAssets, Inc. (a)	5,720	115,773
MEDNAX, Inc. (a)	2,784	197,052
Miraca Holdings, Inc.	6,600	328,611
Quest Diagnostics, Inc.	2,486	177,550
Universal Health Services, Inc.	1,059	123,850

		$7,055,065
Medical Equipment - 1.9%
Abbott Laboratories	7,065	$327,957
Agilent Technologies, Inc.	3,191	132,012

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Align Technology, Inc. (a)	1,534	$90,261
Ansell Ltd.	12,761	262,647
AtriCure, Inc. (a)	1,833	40,344
Boston Scientific Corp. (a)	5,503	98,063
C.R. Bard, Inc.	2,170	361,479
Cardiovascular Systems, Inc. (a)	3,153	98,689
Cepheid, Inc. (a)	2,810	157,641
Cooper Cos., Inc.	2,413	429,683
DENTSPLY International, Inc.	3,748	191,148
DexCom, Inc. (a)	2,261	152,776
Edwards Lifesciences Corp. (a)	7,148	905,294
Essilor International S.A.	4,694	570,259
GenMark Diagnostics, Inc. (a)	6,364	61,094
Hologic, Inc. (a)	3,617	122,038
Insulet Corp. (a)	2,699	80,565
Masimo Corp. (a)	50,900	1,718,384
Medtronic PLC	5,871	437,096
Nevro Corp. (a)	1,005	45,245
Nihon Kohden Corp.	8,000	209,417
Novadaq Technologies, Inc. (a)	6,352	68,665
NxStage Medical, Inc. (a)	7,093	130,015
PerkinElmer, Inc.	17,081	875,572
St. Jude Medical, Inc.	11,269	789,393
STERIS Corp.	3,580	238,070
Stryker Corp.	1,039	95,837
Teleflex, Inc.	3,281	403,432
Terumo Corp.	5,000	128,344
Thermo Fisher Scientific, Inc.	6,826	857,892
Thoratec Corp. (a)	1,541	61,810

		$10,141,122
Metals & Mining - 0.2%
Gerdau S.A., ADR	13,831	$46,472
Globe Specialty Metals, Inc.	16,018	319,079
GrafTech International Ltd. (a)	14,964	72,426
Iluka Resources Ltd.	40,800	261,512
Rio Tinto PLC	9,429	420,033
United States Steel Corp.	2,408	57,840

		$1,177,362
Natural Gas - Distribution - 0.2%
AGL Resources, Inc.	2,320	$116,626
Centrica PLC	24,028	93,930
China Resources Gas Group Ltd.	42,000	146,312
Engie	9,500	193,502

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - continued
NiSource, Inc.	3,493	$151,666
NorthWestern Corp.	2,235	116,421
Sempra Energy	471	50,006
Spectra Energy Corp.	2,381	88,692
Tokyo Gas Co. Ltd.	30,000	172,360

		$1,129,515
Natural Gas - Pipeline - 0.1%
APA Group	17,689	$133,781
Columbia Pipeline Partners LP (a)	1,599	43,253
Plains GP Holdings LP (a)	2,978	87,553
StealthGas, Inc. (a)	19,001	125,597
Williams Cos., Inc.	1,158	59,278

		$449,462
Network & Telecom - 0.4%
Cisco Systems, Inc.	4,359	$125,670
Ericsson, Inc., “B”	136,227	1,494,952
Ixia (a)	14,201	170,128
Polycom, Inc. (a)	6,756	88,166
Qualcomm, Inc.	2,191	148,988
VTech Holdings Ltd.	23,800	331,334

		$2,359,238
Oil Services - 0.5%
Cameron International Corp. (a)	2,175	$119,234
FMC Technologies, Inc. (a)	3,084	136,004
Forum Energy Technologies, Inc. (a)	14,908	346,760
Frank’s International N.V.	13,529	281,403
Halliburton Co.	753	36,859
John Wood Group PLC	19,533	206,111
Pacific Drilling S.A. (a)	9,779	45,668
Patterson-UTI Energy, Inc.	3,538	79,074
Schlumberger Ltd.	739	69,917
Superior Energy Services, Inc.	35,015	892,883
Technip	1,020	69,478
Tesco Corp.	14,713	189,209

		$2,472,600
Other Banks & Diversified Financials - 2.6%
Aeon Financial Service Co. Ltd.	5,400	$137,473
Air Lease Corp.	3,295	127,286
American Express Co.	1,601	123,997
Avolon Holdings Ltd. (a)	3,788	83,942
BB&T Corp.	6,329	242,337

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Berkshire Hills Bancorp, Inc.	5,084	$142,403
Brookline Bancorp, Inc.	21,617	232,815
CAI International, Inc. (a)	11,600	276,312
Canadian Western Bank	6,882	178,938
Cathay General Bancorp, Inc.	7,175	205,062
Chiba Bank Ltd.	41,000	336,968
Citigroup, Inc.	12,553	669,326
Citizens Financial Group, Inc.	6,554	170,732
Credicorp Ltd.	3,522	537,281
DBS Group Holdings Ltd.	14,700	233,656
Discover Financial Services	28,943	1,677,826
Erste Group Bank AG	4,001	113,673
EZCORP, Inc., “A” (a)	7,907	72,744
Fifth Third Bancorp	11,934	238,680
First Interstate BancSystem, Inc.	5,472	148,072
First Republic Bank	1,588	92,565
Great Western Bancorp, Inc.	7,842	171,505
HDFC Bank Ltd., ADR	1,325	75,313
ING Groep N.V. (a)	20,739	318,613
Intesa Sanpaolo S.p.A	68,852	230,587
Julius Baer Group Ltd.	2,360	124,485
Jyske Bank (a)	4,267	209,585
Kasikornbank Public Co. Ltd., NVDR	11,200	71,113
KBC Group N.V.	15,116	995,861
M&T Bank Corp.	966	115,601
MasterCard, Inc., “A”	6,112	551,364
Northern Trust Corp.	1,523	111,407
PrivateBancorp, Inc.	19,349	717,267
Public Bank Berhad	38,800	212,221
Regional Management Corp. (a)	5,180	83,657
Sandy Spring Bancorp, Inc.	5,906	153,910
Sberbank of Russia, ADR	8,283	49,188
SunTrust Banks, Inc.	2,804	116,366
TCF Financial Corp.	22,421	351,113
Texas Capital Bancshares, Inc. (a)	6,113	321,911
U.S. Bancorp	22,967	984,595
Visa, Inc., “A”	29,224	1,930,245

		$13,937,995
Pharmaceuticals - 4.1%
AbbVie, Inc.	9,640	$623,322
Actavis PLC (a)	7,072	2,000,386
Aratana Therapeutics, Inc. (a)	5,937	76,647
Bayer AG	24,883	3,624,908

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	23,679	$1,509,063
Eli Lilly & Co.	15,159	1,089,477
Endo International PLC (a)	5,928	498,337
Genomma Lab Internacional S.A., “B” (a)	280,278	330,663
GlaxoSmithKline PLC	33,519	775,456
Horizon Pharma PLC (a)	2,797	78,652
Impax Laboratories, Inc. (a)	2,209	99,979
Intercept Pharmaceuticals, Inc. (a)	435	109,972
Johnson & Johnson	21,494	2,132,205
KYORIN Holdings Ltd.	11,000	252,155
Kythera Biopharmaceuticals, Inc. (a)	522	22,806
MediWound Ltd. (a)	3,011	17,765
Merck & Co., Inc.	59,182	3,524,880
Novartis AG	7,012	724,474
Pfizer, Inc.	11,598	393,520
Receptos, Inc. (a)	793	116,841
Roche Holding AG	10,544	3,037,089
Santen Pharmaceutical Co. Ltd.	19,300	255,555
TherapeuticsMD, Inc. (a)	18,039	116,893
Tsumura & Co.	4,000	93,271
Valeant Pharmaceuticals International, Inc. (a)	1,468	318,453

		$21,822,769
Pollution Control - 0.1%
Progressive Waste Solutions Ltd.	8,597	$248,539
Stericycle, Inc. (a)	2,741	365,732

		$614,271
Printing & Publishing - 0.0%
Reed Elsevier N.V.	7,279	$174,942

Railroad & Shipping - 0.4%
Canadian National Railway Co.	20,551	$1,325,951
Canadian Pacific Railway Ltd.	263	50,123
Diana Shipping, Inc. (a)	43,053	269,081
Genesee & Wyoming, Inc. (a)	963	89,511
Kirby Corp. (a)	1,366	107,272
Union Pacific Corp.	4,090	434,481

		$2,276,419
Real Estate - 1.6%
Annaly Mortgage Management, Inc., REIT	6,060	$61,024
Ascendas Real Estate Investment Trust, REIT	176,800	329,516
AvalonBay Communities, Inc., REIT	2,098	344,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
BioMed Realty Trust, Inc., REIT	7,736	$160,522
Communications Sales & Leasing, Inc., REIT (a)	2,752	82,780
Corporate Office Properties Trust, REIT	11,497	303,406
DDR Corp., REIT	5,991	102,147
Deutsche Wohnen AG	2,706	71,251
EPR Properties, REIT	6,618	381,660
Equity Lifestyle Properties, Inc., REIT	1,910	100,886
Gramercy Property Trust, Inc., REIT	35,404	967,945
Hatteras Financial Corp., REIT	8,655	156,309
InfraREIT, Inc., REIT (a)	1,341	41,826
Intu Properties PLC, REIT	13,456	70,702
Iron Mountain, Inc., REIT	38,576	1,330,486
Macquarie Mexico Real Estate S.A. de C.V., REIT	136,930	207,600
Medical Properties Trust, Inc., REIT	93,949	1,313,407
Mid-America Apartment Communities, Inc., REIT	1,760	131,314
Plum Creek Timber Co. Inc., REIT	4,379	184,794
Select Income, REIT	7,672	177,914
Simon Property Group, Inc., REIT	2,282	414,160
Store Capital Corp., REIT	4,026	84,546
TAG Immobilien AG	82,402	1,058,487
WP GLIMCHER, Inc., REIT	20,025	300,375

		$8,377,842
Restaurants - 0.6%
Chuy’s Holdings, Inc. (a)	7,329	$165,782
DineEquity, Inc.	992	95,659
Domino’s Pizza, Inc.	722	77,868
Dunkin Brands Group, Inc.	2,193	114,277
McDonald’s Corp.	435	41,999
Starbucks Corp.	20,664	1,024,521
Whitbread PLC	12,932	1,041,470
YUM! Brands, Inc.	3,652	313,926
Zoe’s Kitchen, Inc. (a)	2,574	78,842

		$2,954,344
Special Products & Services - 0.0%
WL Ross Holding Corp. (a)	3,697	$42,848

Specialty Chemicals - 1.0%
Air Water, Inc.	5,000	$88,652
Akzo Nobel N.V.	6,341	483,280
Albemarle Corp.	6,158	367,633
Amira Nature Foods Ltd. (a)	4,060	35,200
Axalta Coating Systems Ltd. (a)	17,117	525,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Elementis PLC	72,690	$338,873
H.B. Fuller Co.	5,914	247,028
JSR Corp.	16,800	286,444
Kronos Worldwide, Inc.	6,252	84,089
Linde AG	9,238	1,810,370
Marine Harvest A.S.A.	18,718	228,826
Sika AG	122	421,052
Symrise AG	2,133	130,334
Valspar Corp.	2,052	166,417
W.R. Grace & Co. (a)	523	50,585

		$5,263,933
Specialty Stores - 2.9%
Amazon.com, Inc. (a)	1,161	$489,685
American Eagle Outfitters, Inc.	6,236	99,215
AutoZone, Inc. (a)	2,664	1,791,966
Bed Bath & Beyond, Inc. (a)	17,331	1,221,142
Best Buy Co., Inc.	50,318	1,743,519
Boot Barn Holdings, Inc. (a)	1,694	42,045
Burlington Stores, Inc. (a)	44,693	2,304,818
Cabela’s, Inc. (a)	1,506	79,426
Children’s Place, Inc.	15,372	932,466
Citi Trends, Inc. (a)	14,147	322,269
Esprit Holdings Ltd.	44,600	42,353
Express, Inc. (a)	72,811	1,186,819
Gordmans Stores, Inc. (a)	18,937	137,861
Hennes & Mauritz AB, “B”	2,594	103,073
Home Depot, Inc.	1,497	160,149
Kirkland’s, Inc. (a)	7,239	171,854
L Brands, Inc.	1,958	174,967
Lumber Liquidators Holdings, Inc. (a)	2,769	76,120
NEXT PLC	3,821	430,412
Nitori Co. Ltd.	4,500	344,461
O’Reilly Automotive, Inc. (a)	1,732	377,282
Rent-A-Center, Inc.	3,479	102,978
Ross Stores, Inc.	17,883	1,768,271
Ryohin Keikaku Co. Ltd.	500	79,521
Sally Beauty Holdings, Inc. (a)	6,389	199,401
Shimamura Co. Ltd.	1,800	178,727
Tiffany & Co.	2,316	202,604
Tractor Supply Co.	3,953	340,195
Urban Outfitters, Inc. (a)	5,625	225,225

		$15,328,824

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 0.8%
American Tower Corp., REIT	14,435	$1,364,540
KDDI Corp.	71,600	1,691,865
Mobile TeleSystems OJSC (a)	8,577	44,126
Philippine Long Distance Telephone Co.	880	54,741
SBA Communications Corp. (a)	3,948	457,257
SoftBank Corp.	2,700	168,732
Vodafone Group PLC	63,707	224,828

		$4,006,089
Telephone Services - 0.5%
British Telecom Group, PLC	14,975	$104,633
Frontier Communications Corp.	19,390	133,015
Hellenic Telecommunications Organization S.A. (a)	6,554	59,609
Quebecor, Inc., “B”	3,252	89,433
RigNet, Inc. (a)	719	26,934
Royal KPN N.V.	5,489	20,331
TDC A.S.	9,896	75,303
Telecom Italia S.p.A.	89,445	86,373
Verizon Communications, Inc.	40,218	2,028,596
Windstream Holdings, Inc.	2,293	26,786

		$2,651,013
Tobacco - 0.9%
Altria Group, Inc.	9,324	$466,666
British American Tobacco PLC	13,519	743,574
ITC Ltd.	44,969	227,724
Japan Tobacco, Inc.	40,000	1,399,588
Philip Morris International, Inc.	20,712	1,728,831
Reynolds American, Inc.	804	58,933
Swedish Match AB	10,766	330,579

		$4,955,895
Trucking - 0.5%
DSV A.S.	14,777	$512,889
Knight Transportation, Inc.	1,594	46,067
Marten Transport Ltd.	5,341	118,891
Swift Transportation Co. (a)	13,515	327,063
UTi Worldwide, Inc. (a)	11,378	102,743
Yamato Holdings Co. Ltd.	59,100	1,318,185

		$2,425,838
Utilities - Electric Power - 1.5%
AES Corp.	120,575	$1,597,619
American Electric Power Co., Inc.	18,282	1,039,697
Canadian Utilities Ltd., “A”	3,037	98,674

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
CMS Energy Corp.	6,363	$215,897
DTE Energy Co.	1,544	122,949
Duke Energy Corp.	15,890	1,232,587
Dynegy, Inc. (a)	2,942	97,880
Edison International	24,839	1,513,689
El Paso Electric Co.	4,605	171,352
Eversource Energy	4,342	211,716
Great Plains Energy, Inc.	44,802	1,172,916
NRG Energy, Inc.	7,184	181,324
OGE Energy Corp.	2,600	84,968
Pinnacle West Capital Corp.	2,593	158,692
Public Service Enterprise Group, Inc.	4,147	172,266

		$8,072,226
Total Common Stocks (Identified Cost, $331,325,020)		$354,437,555

Bonds - 19.2%
Automotive - 1.1%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$400,000	$408,808
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	250,000	253,024
Delphi Automotive PLC, 4.15%, 3/15/24	369,000	390,757
Ford Motor Credit Co. LLC, 1.7%, 5/09/16	800,000	804,082
Ford Motor Credit Co. LLC, 1.461%, 3/27/17	938,000	937,873
Ford Motor Credit Co. LLC, 2.145%, 1/09/18	982,000	990,969
Ford Motor Credit Co. LLC, 2.597%, 11/04/19	400,000	403,977
Hyundai Capital America, 2.6%, 3/19/20 (n)	464,000	470,103
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	900,000	914,072
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	209,000	211,874

		$5,785,539
Biotechnology - 0.2%
Life Technologies Corp., 6%, 3/01/20	$325,000	$373,925
Life Technologies Corp., 5%, 1/15/21	532,000	591,630

		$965,555
Broadcasting - 0.5%
21st Century Fox America, Inc., 6.15%, 2/15/41	$500,000	$620,588
Grupo Televisa S.A.B., 5%, 5/13/45	500,000	509,397
Omnicom Group, Inc., 3.625%, 5/01/22	300,000	314,234
Omnicom Group, Inc., 3.65%, 11/01/24	121,000	123,907
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	422,000	423,199
Time Warner, Inc., 5.35%, 12/15/43	300,000	335,547
Viacom, Inc., 3.5%, 4/01/17	500,000	519,402

		$2,846,274

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.2%
CME Group, Inc., 3%, 3/15/25	$555,000	$557,727
TD Ameritrade Holding Corp., 2.95%, 4/01/22	700,000	707,660

		$1,265,387
Building - 0.2%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$418,000	$433,193
Mohawk Industries, Inc., 3.85%, 2/01/23	300,000	306,349
Owens Corning, Inc., 4.2%, 12/15/22	152,000	157,595

		$897,137
Business Services - 0.1%
Fidelity National Information Services, Inc., 3.5%, 4/15/23	$700,000	$704,438

Cable TV - 0.4%
Comcast Corp., 4.65%, 7/15/42	$325,000	$349,070
Comcast Corp., 4.75%, 3/01/44	710,000	777,936
Cox Communications, Inc., 6.25%, 6/01/18 (n)	400,000	453,686
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	400,000	402,292
Time Warner Cable, Inc., 4.5%, 9/15/42	99,000	84,197

		$2,067,181
Chemicals - 0.4%
CF Industries, Inc., 5.15%, 3/15/34	$196,000	$209,467
CF Industries, Inc., 4.95%, 6/01/43	300,000	309,206
Dow Chemical Co., 8.55%, 5/15/19	325,000	403,522
LYB International Finance B.V., 4.875%, 3/15/44	386,000	407,905
LyondellBasell Industries N.V., 5%, 4/15/19	588,000	646,284
Monsanto Co., 4.7%, 7/15/64	389,000	393,414

		$2,369,798
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/24	$336,000	$347,364

Computer Software - Systems - 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18	$322,000	$336,911

Conglomerates - 0.1%
Roper Industries, Inc., 1.85%, 11/15/17	$557,000	$560,475

Consumer Products - 0.4%
Hasbro, Inc., 5.1%, 5/15/44	$438,000	$456,850
Mattel, Inc., 5.45%, 11/01/41	244,000	255,833
Newell Rubbermaid, Inc., 4%, 12/01/24	310,000	323,600
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	300,000	315,853

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Whirlpool Corp., 1.65%, 11/01/17	$749,000	$753,051

		$2,105,187
Consumer Services - 0.1%
Priceline Group, Inc., 3.65%, 3/15/25	$319,000	$325,074

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22	$192,000	$191,864
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (z)	481,000	480,754

		$672,618
Electronics - 0.1%
Lam Research Corp., 2.75%, 3/15/20	$206,000	$206,800
Tyco Electronics Group S.A., 3.5%, 2/03/22	400,000	414,697

		$621,497
Emerging Market Quasi-Sovereign - 0.1%
Comision Federal de Electricidad, 5.75%, 2/14/42	$232,000	$254,040
Petroleos Mexicanos, 4.5%, 1/23/26 (n)	295,000	299,425

		$553,465
Energy - Independent - 0.7%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$625,000	$694,511
Anadarko Petroleum Corp., 4.5%, 7/15/44	244,000	244,938
Canadian Natural Resources Ltd., 1.75%, 1/15/18	193,000	192,172
Canadian Natural Resources Ltd., 3.8%, 4/15/24	329,000	333,490
EQT Corp., 4.875%, 11/15/21	500,000	533,411
Hess Corp., 3.5%, 7/15/24	372,000	370,658
Noble Energy, Inc., 4.15%, 12/15/21	550,000	584,177
Pioneer Natural Resources Co., 7.5%, 1/15/20	357,000	426,358
Pioneer Natural Resources Co., 3.95%, 7/15/22	300,000	310,800

		$3,690,515
Energy - Integrated - 0.0%
BP Capital Markets PLC, 2.521%, 1/15/20	$213,000	$217,872

Entertainment - 0.1%
Carnival Corp., 1.875%, 12/15/17	$471,000	$472,406

Financial Institutions - 0.5%
General Electric Capital Corp., 1%, 1/08/16	$1,328,000	$1,333,860
General Electric Capital Corp., 1.6%, 11/20/17	800,000	809,534
International Lease Finance Corp., 7.125%, 9/01/18 (n)	325,000	368,063

		$2,511,457

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 0.9%
Anheuser-Busch Inbev S.A., 4.625%, 2/01/44	$600,000	$652,254
J.M. Smucker Co., 2.5%, 3/15/20 (n)	126,000	126,847
J.M. Smucker Co., 3.5%, 10/15/21	400,000	420,663
J.M. Smucker Co., 4.375%, 3/15/45 (n)	134,000	133,426
Kraft Foods Group, Inc., 6.5%, 2/09/40	400,000	503,243
Mead Johnson Nutrition Co., 4.6%, 6/01/44	588,000	601,138
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	500,000	576,646
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	300,000	316,231
Tyson Foods, Inc., 2.65%, 8/15/19	171,000	174,461
Tyson Foods, Inc., 4.5%, 6/15/22	400,000	435,901
Tyson Foods, Inc., 5.15%, 8/15/44	107,000	119,535
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	600,000	618,895
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	200,000	209,008

		$4,888,248
Food & Drug Stores - 0.2%
CVS Health Corp., 2.75%, 12/01/22	$300,000	$300,877
CVS Health Corp., 5.75%, 5/15/41	325,000	409,050
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19	469,000	477,843

		$1,187,770
Forest & Paper Products - 0.2%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$325,000	$369,084
International Paper Co., 6%, 11/15/41	300,000	344,809
Packaging Corp. of America, 3.9%, 6/15/22	230,000	237,329
Packaging Corp. of America, 3.65%, 9/15/24	203,000	204,633

		$1,155,855
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.5%, 3/01/18	$500,000	$502,653
Wyndham Worldwide Corp., 4.25%, 3/01/22	500,000	516,034

		$1,018,687
Insurance - 0.5%
AIA Group Ltd., 3.2%, 3/11/25 (n)	$434,000	$445,189
American International Group, Inc., 4.875%, 6/01/22	325,000	366,304
American International Group, Inc., 4.5%, 7/16/44	331,000	342,631
Prudential Financial, Inc., 4.75%, 9/17/15	800,000	812,008
Unum Group, 4%, 3/15/24	600,000	624,718

		$2,590,850
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 11/15/17	$812,000	$816,033
Wellpoint, Inc., 1.875%, 1/15/18	500,000	503,401

		$1,319,434

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.4%
Aon PLC, 4.6%, 6/14/44	$600,000	$630,534
AXIS Specialty Finance LLC, 2.65%, 4/01/19	141,000	142,212
CNA Financial Corp., 5.875%, 8/15/20	400,000	459,460
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	281,000	292,643
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	700,000	715,187

		$2,240,036
Major Banks - 2.0%
Bank of America Corp., 2%, 1/11/18	$2,050,000	$2,063,423
Bank of America Corp., 4.125%, 1/22/24	561,000	592,910
Bank of America Corp., 3.95%, 4/21/25	525,000	517,092
Goldman Sachs Group, Inc., 5.625%, 1/15/17	1,000,000	1,066,681
Goldman Sachs Group, Inc., 2.625%, 1/31/19	500,000	509,148
ING Bank N.V., 5.8%, 9/25/23 (n)	200,000	225,040
JPMorgan Chase & Co., 4.25%, 10/15/20	800,000	868,391
JPMorgan Chase & Co., 3.25%, 9/23/22	400,000	405,884
JPMorgan Chase & Co., 3.125%, 1/23/25	449,000	443,020
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	500,000	546,150
Morgan Stanley, 3.875%, 4/29/24	731,000	756,773
Morgan Stanley, 5.5%, 7/28/21	450,000	518,651
Morgan Stanley, 3.95%, 4/23/27	480,000	471,196
Morgan Stanley, 4.3%, 1/27/45	276,000	271,400
Regions Financial Corp., 2%, 5/15/18	325,000	323,920
Wells Fargo & Co., 4.1%, 6/03/26	500,000	518,221
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	296,000	310,060
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49	224,000	237,720

		$10,645,680
Medical & Health Technology & Services - 0.4%
Becton, Dickinson and Co., 2.675%, 12/15/19	$587,000	$598,569
Becton, Dickinson and Co., 3.734%, 12/15/24	156,000	161,086
Becton, Dickinson and Co., 4.685%, 12/15/44	146,000	153,016
Laboratory Corp. of America Holdings, 3.6%, 2/01/25	207,000	206,219
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	359,000	361,216
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	400,000	402,754

		$1,882,860
Medical Equipment - 0.2%
Medtronic, Inc., 3.5%, 3/15/25 (n)	$363,000	$375,376
Medtronic, Inc., 4.375%, 3/15/35 (n)	400,000	422,624
Zimmer Holdings, Inc., 4.45%, 8/15/45	370,000	366,308

		$1,164,308

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 0.3%
Freeport- McMoRan, Inc., 4%, 11/14/21	$400,000	$395,412
Kinross Gold Corp., 5.95%, 3/15/24	452,000	421,122
Plains Exploration & Production Co., 6.875%, 2/15/23	406,000	436,450
Southern Copper Corp., 5.25%, 11/08/42	625,000	574,575

		$1,827,559
Midstream - 1.4%
APT Pipelines Ltd., 5%, 3/23/35 (n)	$472,000	$466,659
Energy Transfer Partners LP, 6.5%, 2/01/42	325,000	371,027
Energy Transfer Partners LP, 5.15%, 2/01/43	400,000	391,259
Energy Transfer Partners LP, 5.15%, 3/15/45	451,000	439,513
Enterprise Products Operating LLC, 3.9%, 2/15/24	150,000	154,659
Enterprise Products Operating LLC, 4.85%, 3/15/44	114,000	117,188
Enterprise Products Partners LP, 4.45%, 2/15/43	300,000	294,317
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20	800,000	882,849
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	617,000	621,569
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	188,000	184,975
NiSource Finance Corp., 3.85%, 2/15/23	300,000	313,445
NiSource Finance Corp., 4.8%, 2/15/44	300,000	330,629
ONEOK Partners LP, 2%, 10/01/17	500,000	500,361
Plains All American Pipeline LP, 3.6%, 11/01/24	195,000	195,373
Spectra Energy Partners LP, 4.75%, 3/15/24	300,000	332,000
Sunoco Logistics Partners LP, 5.3%, 4/01/44	186,000	188,162
Sunoco Logistics Partners LP, 5.35%, 5/15/45	174,000	177,895
TransCanada PipeLines Ltd., 1.875%, 1/12/18	553,000	558,235
Williams Cos., Inc., 3.7%, 1/15/23	474,000	448,188
Williams Cos., Inc., 5.75%, 6/24/44	400,000	376,310

		$7,344,613
Network & Telecom - 0.5%
AT&T, Inc., 4.75%, 5/15/46	$420,000	$410,607
Verizon Communications, Inc., 2.625%, 2/21/20	858,000	867,741
Verizon Communications, Inc., 5.15%, 9/15/23	325,000	366,812
Verizon Communications, Inc., 5.05%, 3/15/34	687,000	733,310
Verizon Communications, Inc., 6.55%, 9/15/43	400,000	500,486

		$2,878,956
Oils - 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24	$147,000	$149,620
Marathon Petroleum Corp., 4.75%, 9/15/44	373,000	373,230
Valero Energy Corp., 4.9%, 3/15/45	409,000	414,080

		$936,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - 0.6%
BB&T Corp., 3.95%, 4/29/16	$425,000	$438,925
Capital One Bank (USA) N.A., 3.375%, 2/15/23	350,000	351,875
Capital One Financial Corp., 3.75%, 4/24/24	213,000	220,235
Citigroup, Inc., 3.75%, 6/16/24	358,000	369,844
Discover Bank, 7%, 4/15/20	500,000	590,375
Discover Bank, 4.25%, 3/13/26	162,000	167,178
Discover Financial Services, 3.75%, 3/04/25	3,000	3,000
First Republic Bank, 2.375%, 6/17/19	352,000	355,415
Macquarie Group Ltd., 3%, 12/03/18 (n)	325,000	333,975
U.S. Bancorp, 3%, 3/15/22	300,000	307,643

		$3,138,465
Pharmaceuticals - 1.2%
AbbVie, Inc., 1.75%, 11/06/17	$712,000	$715,692
Actavis Funding SCS, 3.8%, 3/15/25	311,000	314,351
Actavis Funding SCS, 2.45%, 6/15/19	588,000	589,535
Actavis Funding SCS, 4.85%, 6/15/44	378,000	384,714
Amgen, Inc., 2.3%, 6/15/16	1,000,000	1,014,792
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	200,000	206,183
Celgene Corp., 2.45%, 10/15/15	500,000	503,814
EMD Finance LLC, 2.95%, 3/19/22 (z)	462,000	468,740
Gilead Sciences, Inc., 2.35%, 2/01/20	54,000	55,310
Gilead Sciences, Inc., 3.7%, 4/01/24	593,000	623,708
Gilead Sciences, Inc., 4.5%, 2/01/45	519,000	546,739
Mylan, Inc., 2.55%, 3/28/19	400,000	401,286
Perrigo Finance PLC, 3.5%, 12/15/21	448,000	458,188
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	300,000	298,340

		$6,581,392
Pollution Control - 0.1%
Republic Services, Inc., 5.25%, 11/15/21	$300,000	$342,365

Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 6%, 8/15/40	$150,000	$134,914
Teck Resources Ltd., 5.4%, 2/01/43	264,000	228,058

		$362,972
Printing & Publishing - 0.1%
Moody’s Corp., 4.875%, 2/15/24	$300,000	$330,861

Railroad & Shipping - 0.2%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$500,000	$595,904
CSX Corp., 4.1%, 3/15/44	325,000	326,035

		$921,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - Apartment - 0.3%
ERP Operating LP, REIT, 5.375%, 8/01/16	$900,000	$948,943
ERP Operating LP, REIT, 4.625%, 12/15/21	750,000	832,848

		$1,781,791
Real Estate - Healthcare - 0.3%
HCP, Inc., REIT, 3.875%, 8/15/24	$164,000	$166,616
HCP, Inc., REIT, 3.4%, 2/01/25	600,000	582,691
Ventas Realty LP, 3.5%, 2/01/25	1,000,000	996,200

		$1,745,507
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$1,150,000	$1,222,522
Vornado Realty LP, REIT, 2.5%, 6/30/19	460,000	465,114

		$1,687,636
Real Estate - Retail - 0.3%
DDR Corp., REIT, 3.625%, 2/01/25	$874,000	$867,518
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	388,000	388,559
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	400,000	441,355

		$1,697,432
Restaurants - 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43	$165,000	$177,278

Retailers - 0.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$279,000	$296,544
Gap, Inc., 5.95%, 4/12/21	971,000	1,121,812
Home Depot, Inc., 2%, 6/15/19	400,000	406,488
Home Depot, Inc., 4.875%, 2/15/44	300,000	347,234
Wal-Mart Stores, Inc., 4.3%, 4/22/44	900,000	969,539

		$3,141,617
Specialty Chemicals - 0.3%
Ecolab, Inc., 2.25%, 1/12/20	$700,000	$702,079
Ecolab, Inc., 4.35%, 12/08/21	400,000	439,533
Mexichem S.A.B. de C.V., 6.75%, 9/19/42	550,000	600,875

		$1,742,487
Telecommunications - Wireless - 0.3%
American Tower Corp., REIT, 3.5%, 1/31/23	$325,000	$319,235
American Tower Corp., REIT, 5%, 2/15/24	400,000	432,236
SBA Tower Trust, 2.898%, 10/15/44 (n)	618,000	623,734

		$1,375,205

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - 0.2%
Altria Group, Inc., 2.95%, 5/02/23	$259,000	$257,069
Altria Group, Inc., 4%, 1/31/24	325,000	343,755
Lorillard Tobacco Co., 8.125%, 6/23/19	266,000	324,835
Philip Morris International, Inc., 4.875%, 11/15/43	230,000	256,050

		$1,181,709
Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$93,000	$121,833
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	191,000	197,396
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)	80,000	78,952

		$398,181
Utilities - Electric Power - 0.9%
Alabama Power Co., 4.15%, 8/15/44	$140,000	$147,999
American Electric Power Co., Inc., 1.65%, 12/15/17	312,000	313,791
Berkshire Hathaway Energy, 4.5%, 2/01/45	506,000	541,070
CMS Energy Corp., 3.875%, 3/01/24	700,000	741,326
Dominion Resources, Inc., 2.5%, 12/01/19	500,000	508,145
Dominion Resources, Inc., 3.625%, 12/01/24	500,000	514,742
DTE Electric Co., 3.7%, 3/15/45	500,000	495,006
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	368,000	384,535
PG&E Corp., 2.4%, 3/01/19	403,000	407,139
PPL Capital Funding, Inc., 5%, 3/15/44	285,000	325,633
PPL Corp., 4.2%, 6/15/22	300,000	322,256
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	200,000	227,709

		$4,929,351
Total Bonds (Identified Cost, $99,793,566)		$101,934,124

Preferred Stocks - 0.2%
Aerospace - 0.0%
Rolls-Royce Holdings PLC, “C” (a)	9,207,159	$14,133

Consumer Products - 0.2%
Henkel AG & Co. KGaA	9,433	$1,102,657
Total Preferred Stocks (Identified Cost, $911,244)		$1,116,790

Convertible Preferred Stocks - 0.0%
Telecommunications - Wireless - 0.0%
T-Mobile U.S., Inc. (Identified Cost, $54,021)	1,083	$67,525

Portfolio of Investments (unaudited) – continued

Call Options Purchased - 0.1%
Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

S&P 500 Index - September 2015 @ $2,150 (Premiums Paid, $577,273)	151	$516,420

Put Options Purchased - 1.0%
S&P 500 Index - December 2016 @ $1,700	504	$4,379,760
S&P 500 Index - June 2015 @ $1,975	759	1,149,885
Total Put Options Purchased (Premiums Paid, $7,581,777)		$5,529,645

Issuer	Shares/Par
Money Market Funds - 5.5%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	29,141,866	$29,141,866
Total Investments (Identified Cost, $469,384,767)		$492,743,925

Other Assets, Less Liabilities - 7.1%		37,746,168
Net Assets - 100.0%		$530,490,093

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,276,408, representing 2.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At April 30, 2015, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EMD Finance LLC, 2.95%, 3/19/22	3/16/15	$461,199	$468,740
Molex Electronic Technologies LLC, 3.9%, 4/15/25	4/01/15	480,249	480,754
Total Restricted Securities			$949,494
% of Net assets			0.2%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar

Derivative Contracts at 4/30/15

Forward Foreign Currency Exchange Contracts at 4/30/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	JPMorgan Chase Bank N.A.	760,000	6/03/15	$259,023	$249,503	$9,520
BUY	EUR	Goldman Sachs International	8,841,549	6/22/15	9,532,906	9,934,243	401,337
BUY	HUF	Barclays Bank PLC	2,693,200,000	6/22/15	9,373,423	9,942,963	569,540
BUY	MXN	Deutsche Bank AG	301,380,000	6/22/15	19,396,113	19,573,605	177,492
BUY	SEK	Barclays Bank PLC	91,026,461	6/22/15	10,434,010	10,933,890	499,880

							$1,657,769

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Deutsche Bank AG	8,045,000	6/22/15	$6,242,719	$6,348,533	$(105,814)
SELL	CAD	JPMorgan Chase Bank N.A.	1,665,000	6/22/15	1,360,910	1,379,073	(18,163)
SELL	CHF	Morgan Stanley Capital Services, Inc.	39,795,000	6/22/15	39,823,040	42,734,201	(2,911,161)
SELL	CNY	JPMorgan Chase Bank N.A.	3,510,000	6/18/15	563,448	564,035	(587)
SELL	EUR	Barclays Bank PLC	9,790,000	6/22/15	10,434,010	10,999,910	(565,900)
SELL	EUR	Morgan Stanley Capital Services, Inc.	18,455,000	6/22/15	19,548,751	20,735,785	(1,187,034)
SELL	GBP	Goldman Sachs International	15,120,000	6/22/15	22,547,397	23,201,022	(653,625)
SELL	HKD	JPMorgan Chase Bank N.A.	19,825,000	6/22/15	2,557,171	2,557,880	(709)
SELL	HUF	Goldman Sachs International	2,693,200,000	6/22/15	9,532,906	9,942,963	(410,057)
BUY	INR	JPMorgan Chase Bank N.A.	1,208,400,000	6/18/15	19,037,417	18,838,537	(198,880)
SELL	JPY	Morgan Stanley Capital Services, Inc.	1,202,300,000	6/22/15	9,923,654	10,075,224	(151,570)
SELL	KRW	JPMorgan Chase Bank N.A.	23,452,000,000	6/18/15	20,848,076	21,848,329	(1,000,253)
SELL	MYR	JPMorgan Chase Bank N.A.	73,858,000	6/18/15	19,897,626	20,652,969	(755,343)
SELL	NZD	Barclays Bank PLC	54,430,000	6/22/15	41,314,656	41,338,627	(23,971)
BUY	PHP	JPMorgan Chase Bank N.A.	412,000,000	6/18/15	9,291,835	9,226,815	(65,020)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	SEK	JPMorgan Chase Bank N.A.	22,050,000	6/22/15	$2,551,588	$2,648,596	$(97,008)
SELL	SGD	JPMorgan Chase Bank N.A.	1,175,000	6/22/15	867,078	887,178	(20,100)

							$(8,165,195)

Futures Contracts at 4/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX Index (Short)	EUR	59	$6,373,482	May - 2015	$267,757
ASX SPI 200 Index (Short)	AUD	66	7,490,741	June - 2015	142,404
CAC 40 Index (Short)	EUR	258	14,433,545	May - 2015	553,307
E-mini NASDAQ-100 (Long)	USD	15	1,322,475	June - 2015	25,059
E-mini Russell 2000 Index (Short)	USD	226	27,490,640	June - 2015	326,028
FTSE China A50 Index (Short)	USD	1,401	19,596,420	May - 2015	271,119
KOSPI 200 Index (Long)	KRW	126	15,706,007	June - 2015	669,670
MSCI Taiwan Index (Long)	USD	390	14,069,744	May - 2015	122,606
OMX Index (Short)	SEK	2,454	47,401,127	May - 2015	2,024,857
Topix Index (Short)	JPY	90	11,853,080	June - 2015	9,329

					$4,412,136

Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	572	$73,430,500	June - 2015	$667,747

					$5,079,883

Liability Derivatives
Equity Futures
Canadian S&P/TSX 60 Index (Short)	CAD	13	$1,906,523	June - 2015	$(56,131)
DAX Index (Long)	EUR	26	8,321,230	June - 2015	(476,094)
DJ Euro Stoxx 50 Index (Long)	EUR	948	37,692,591	June - 2015	(788,196)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 4/30/15 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Equity Futures – continued
E-mini MSCI Emerging Markets Index (Short)	USD	205	$10,646,675	June - 2015	$(52,620)
E-mini S&P MidCap 400 Index (Short)	USD	169	25,290,850	June - 2015	(48,571)
FTSE 100 Index (Short)	GBP	135	14,273,761	June - 2015	(42,776)
Hang Seng China Enterprises Index (Long)	HKD	235	21,892,760	May - 2015	(519,881)
Hang Seng Index (Short)	HKD	20	3,619,986	May - 2015	(59,506)
MSCI Singapore Index (Short)	SGD	59	3,500,108	May - 2015	(8,228)
S&P 500 Index (Short)	USD	325	168,910,625	June - 2015	(1,273,955)

					$(3,325,958)

Interest Rate Futures
Euro-BTP Italian 10 yr Note (Long)	EUR	149	$23,151,616	June - 2015	$(113,694)

					$(3,439,652)

Swap Agreements at 4/30/15

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
9/14/21	EUR	4,900,000	Deutsche Bank	2.469% (fixed rate)	6-Month EURIBOR	$803,651
8/23/22	GBP	4,500,000	Deutsche Bank	1.9925% (fixed rate)	6-Month LIBOR	140,018
1/15/23	GBP	1,700,000	Deutsche Bank	2.025% (fixed rate)	6-Month LIBOR	59,320
4/24/23	GBP	1,300,000	Citibank N.A.	1.865% (fixed rate)	6-Month LIBOR	13,516
7/30/23	GBP	6,000,000	JPMorgan Chase Bank N.A.	2.4325% (fixed rate)	6-Month LIBOR	495,523

						$1,512,028

Cleared Swap Agreements at 4/30/15

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
6/20/20	USD	195,800,000	Deutsche Bank (a)	1.00% (fixed rate)	(1)	$3,694,065
6/20/20	USD	11,900,000	Goldman Sachs International (b)	1.00% (fixed rate)	(1)	224,512

						$3,918,577

Portfolio of Investments (unaudited) – continued

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a BBB+ rated credit default index. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums paid by the fund amounted to $3,907,683.
(b)	Net unamortized premiums paid by the fund amounted to $237,494.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2015, the fund had cash collateral of $31,547,320 and other liquid securities with an aggregate value of $556,229 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Restricted cash” and “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $440,242,901)	$463,602,059
Underlying affiliated funds, at cost and value	29,141,866
Total investments, at value (identified cost, $469,384,767)	$492,743,925
Cash	86,718
Restricted cash	31,535,676
Foreign currency, at value (identified cost, $2,305,454)	2,335,613
Deposits with brokers	11,644
Receivables for
Due from brokers (net unamortized premiums paid, $4,145,177)	2,469,296
Forward foreign currency exchange contracts	1,657,769
Daily variation margin on open futures contracts	3,429,758
Investments sold	2,357,488
Fund shares sold	2,935,161
Interest and dividends	1,628,065
Swaps, at value	1,512,028
Other assets	1,865
Total assets	$542,705,006
Liabilities
Payables for
Forward foreign currency exchange contracts	$8,165,195
Daily variation margin on open swap agreements	131,267
Investments purchased	2,239,063
Fund shares reacquired	1,432,550
Payable to affiliates
Investment adviser	17,057
Shareholder servicing costs	91,215
Distribution and service fees	5,097
Payable for independent Trustees’ compensation	936
Deferred country tax expense payable	1,103
Accrued expenses and other liabilities	131,430
Total liabilities	$12,214,913
Net assets	$530,490,093
Net assets consist of
Paid-in capital	$540,298,977
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,103 deferred country tax)	19,802,357
Accumulated net realized gain (loss) on investments and foreign currency	(30,381,170)
Undistributed net investment income	769,929
Net assets	$530,490,093
Shares of beneficial interest outstanding	49,148,384

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$152,173,074	14,144,369	$10.76
Class B	8,937,717	847,056	10.55
Class C	45,063,655	4,275,000	10.54
Class I	319,468,191	29,432,747	10.85
Class R1	169,683	16,147	10.51
Class R2	1,170,061	109,875	10.65
Class R3	805,104	74,720	10.78
Class R4	1,986,771	182,858	10.87
Class R5	715,837	65,612	10.91

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.42 [100 / 94.25 x $10.76]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$3,328,764
Interest	1,374,400
Dividends from underlying affiliated funds	13,873
Foreign taxes withheld	(155,863)
Total investment income	$4,561,174
Expenses
Management fee	$2,089,347
Distribution and service fees	429,818
Shareholder servicing costs	173,290
Administrative services fee	42,441
Independent Trustees’ compensation	4,687
Custodian fee	142,966
Shareholder communications	23,218
Audit and tax fees	47,544
Legal fees	1,301
Miscellaneous	129,250
Total expenses	$3,083,862
Fees paid indirectly	(494)
Reduction of expenses by investment adviser and distributor	(22,040)
Net expenses	$3,061,328
Net investment income	$1,499,846
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $85 country tax)	$6,580,325
Futures contracts	(14,541,912)
Swap agreements	3,898,502
Foreign currency	8,479,778
Net realized gain (loss) on investments and foreign currency	$4,416,693
Change in unrealized appreciation (depreciation)
Investments (net of $200 decrease in deferred country tax)	$7,354,505
Futures contracts	4,940,112
Swap agreements	(1,295,741)
Translation of assets and liabilities in foreign currencies	(7,763,201)
Net unrealized gain (loss) on investments and foreign currency translation	$3,235,675
Net realized and unrealized gain (loss) on investments and foreign currency	$7,652,368
Change in net assets from operations	$9,152,214

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/15	Year ended 10/31/14
Change in net assets	(unaudited)
From operations
Net investment income	$1,499,846	$1,466,997
Net realized gain (loss) on investments and foreign currency	4,416,693	29,504,086
Net unrealized gain (loss) on investments and foreign currency translation	3,235,675	(15,106,468)
Change in net assets from operations	$9,152,214	$15,864,615
Distributions declared to shareholders
From net investment income	$(4,060,201)	$(3,325,160)
Change in net assets from fund share transactions	$116,238,377	$144,009,600
Total change in net assets	$121,330,390	$156,549,055
Net assets
At beginning of period	409,159,703	252,610,648
At end of period (including undistributed net investment income of $769,929 and $3,330,284, respectively)	$530,490,093	$409,159,703

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$10.65		$10.28	$9.81	$9.25	$9.17	$8.60
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.03	$0.03	$0.04	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.45	0.70	0.81	0.26	0.54
Total from investment operations	$0.20		$0.50	$0.73	$0.84	$0.30	$0.57
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.13)	$(0.26)	$(0.28)	$(0.22)	$—
Net asset value, end of period (x)	$10.76		$10.65	$10.28	$9.81	$9.25	$9.17
Total return (%) (r)(s)(t)(x)	1.93	(n)	4.93	7.57	9.31	3.25	6.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.47	1.64	1.80	1.85	1.75
Expenses after expense reductions (f)	1.38	(a)	1.40	1.39	1.39	1.40	1.40
Net investment income	0.58	(a)	0.45	0.30	0.35	0.46	0.33
Portfolio turnover	23	(n)	94	44	63	69	85
Net assets at end of period (000 omitted)	$152,173		$128,066	$86,701	$41,964	$41,358	$70,790
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.40	1.39	1.39	1.40	1.40

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$10.41		$10.07	$9.62	$9.06	$8.98	$8.49
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.04)	$(0.04)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.44	0.69	0.80	0.25	0.53
Total from investment operations	$0.16		$0.41	$0.65	$0.76	$0.22	$0.49
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.07)	$(0.20)	$(0.20)	$(0.14)	$—
Net asset value, end of period (x)	$10.55		$10.41	$10.07	$9.62	$9.06	$8.98
Total return (%) (r)(s)(t)(x)	1.53	(n)	4.10	6.87	8.52	2.45	5.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.22	2.39	2.54	2.61	2.50
Expenses after expense reductions (f)	2.13	(a)	2.15	2.14	2.14	2.15	2.15
Net investment loss	(0.17	)(a)	(0.30)	(0.39)	(0.39)	(0.28)	(0.42)
Portfolio turnover	23	(n)	94	44	63	69	85
Net assets at end of period (000 omitted)	$8,938		$8,637	$7,418	$4,677	$3,958	$5,704
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		2.15	2.14	2.14	2.15	2.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$10.40		$10.06	$9.61	$9.04	$8.97	$8.48
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.04)	$(0.04)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.44	0.68	0.80	0.25	0.53
Total from investment operations	$0.16		$0.41	$0.64	$0.76	$0.22	$0.49
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.07)	$(0.19)	$(0.19)	$(0.15)	$—
Net asset value, end of period (x)	$10.54		$10.40	$10.06	$9.61	$9.04	$8.97
Total return (%) (r)(s)(t)(x)	1.58	(n)	4.12	6.75	8.53	2.50	5.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.22	2.39	2.55	2.61	2.51
Expenses after expense reductions (f)	2.13	(a)	2.15	2.14	2.14	2.15	2.15
Net investment loss	(0.17	)(a)	(0.30)	(0.42)	(0.41)	(0.28)	(0.43)
Portfolio turnover	23	(n)	94	44	63	69	85
Net assets at end of period (000 omitted)	$45,064		$41,318	$30,918	$18,622	$18,845	$28,513
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		2.15	2.14	2.14	2.15	2.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$10.75		$10.37	$9.89	$9.33	$9.25	$8.66
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.05	$0.06	$0.06	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		0.46	0.71	0.81	0.26	0.54
Total from investment operations	$0.22		$0.53	$0.76	$0.87	$0.32	$0.59
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.15)	$(0.28)	$(0.31)	$(0.24)	$—
Net asset value, end of period (x)	$10.85		$10.75	$10.37	$9.89	$9.33	$9.25
Total return (%) (r)(s)(x)	2.04	(n)	5.18	7.87	9.59	3.54	6.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.23	1.40	1.49	1.55	1.52
Expenses after expense reductions (f)	1.13	(a)	1.15	1.14	1.14	1.15	1.15
Net investment income	0.83	(a)	0.68	0.50	0.60	0.60	0.57
Portfolio turnover	23	(n)	94	44	63	69	85
Net assets at end of period (000 omitted)	$319,468		$228,066	$124,997	$31,289	$10,737	$93,425
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.15	1.14	1.14	1.15	1.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$10.37		$10.02	$9.56	$9.03	$8.97	$8.48
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.03)	$(0.03)	$(0.04)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.44	0.67	0.79	0.24	0.53
Total from investment operations	$0.16		$0.41	$0.64	$0.75	$0.22	$0.49
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.06)	$(0.18)	$(0.22)	$(0.16)	$—
Net asset value, end of period (x)	$10.51		$10.37	$10.02	$9.56	$9.03	$8.97
Total return (%) (r)(s)(x)	1.54	(n)	4.14	6.81	8.56	2.42	5.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.22	2.39	2.56	2.63	2.51
Expenses after expense reductions (f)	2.13	(a)	2.15	2.14	2.14	2.15	2.15
Net investment loss	(0.17	)(a)	(0.29)	(0.36)	(0.45)	(0.23)	(0.43)
Portfolio turnover	23	(n)	94	44	63	69	85
Net assets at end of period (000 omitted)	$170		$151	$122	$112	$131	$101
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		2.15	2.14	2.14	2.15	2.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R2			2014	2013		2012	2011	2010

Net asset value, beginning of period	$10.53		$10.18	$9.73		$9.18	$9.11	$8.57
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.02	$(0.00	)(w)	$0.01	$0.02	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.45	0.69		0.80	0.25	0.53
Total from investment operations	$0.19		$0.47	$0.69		$0.81	$0.27	$0.54
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)	$(0.24)		$(0.26)	$(0.20)	$—
Net asset value, end of period (x)	$10.65		$10.53	$10.18		$9.73	$9.18	$9.11
Total return (%) (r)(s)(x)	1.85	(n)	4.64	7.27		9.03	3.02	6.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.73	1.90		2.02	2.12	2.01
Expenses after expense reductions (f)	1.63	(a)	1.65	1.65		1.64	1.65	1.65
Net investment income (loss)	0.33	(a)	0.18	(0.05)		0.12	0.24	0.08
Portfolio turnover	23	(n)	94	44		63	69	85
Net assets at end of period (000 omitted)	$1,170		$1,028	$627		$176	$119	$132
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.65	1.65		1.64	1.65	1.65

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$10.65		$10.28	$9.81	$9.25	$9.18	$8.62
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.04	$0.04	$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		0.45	0.69	0.80	0.24	0.53
Total from investment operations	$0.21		$0.50	$0.73	$0.84	$0.29	$0.56
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.13)	$(0.26)	$(0.28)	$(0.22)	$—
Net asset value, end of period (x)	$10.78		$10.65	$10.28	$9.81	$9.25	$9.18
Total return (%) (r)(s)(x)	1.97	(n)	4.87	7.62	9.40	3.20	6.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.47	1.64	1.79	1.87	1.76
Expenses after expense reductions (f)	1.38	(a)	1.40	1.39	1.39	1.40	1.40
Net investment income	0.58	(a)	0.48	0.35	0.37	0.50	0.32
Portfolio turnover	23	(n)	94	44	63	69	85
Net assets at end of period (000 omitted)	$805		$270	$355	$114	$105	$101
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.40	1.39	1.39	1.40	1.40

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$10.76		$10.38	$9.89	$9.33	$9.25	$8.66
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.08	$0.07	$0.06	$0.07	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.45	0.70	0.81	0.25	0.54
Total from investment operations	$0.22		$0.53	$0.77	$0.87	$0.32	$0.59
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.15)	$(0.28)	$(0.31)	$(0.24)	$—
Net asset value, end of period (x)	$10.87		$10.76	$10.38	$9.89	$9.33	$9.25
Total return (%) (r)(s)(x)	2.10	(n)	5.13	7.96	9.59	3.54	6.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.21	1.39	1.50	1.62	1.52
Expenses after expense reductions (f)	1.13	(a)	1.15	1.14	1.14	1.15	1.15
Net investment income	0.85	(a)	0.75	0.67	0.61	0.73	0.57
Portfolio turnover	23	(n)	94	44	63	69	85
Net assets at end of period (000 omitted)	$1,987		$1,483	$1,359	$1,492	$881	$1,045
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.15	1.14	1.14	1.15	1.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R5 (y)			2014	2013	2012	2011	2010

Net asset value, beginning of period	$10.81		$10.42	$9.92	$9.32	$9.23	$8.65
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.08	$0.07	$0.04	$0.04	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		0.46	0.70	0.83	0.28	0.54
Total from investment operations	$0.22		$0.54	$0.77	$0.87	$0.32	$0.58
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.15)	$(0.27)	$(0.27)	$(0.23)	$—
Net asset value, end of period (x)	$10.91		$10.81	$10.42	$9.92	$9.32	$9.23
Total return (%) (r)(s)(x)	2.08	(n)	5.29	7.91	9.58	3.53	6.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.14	1.32	1.74	1.65	1.59
Expenses after expense reductions (f)	1.07	(a)	1.07	1.07	1.21	1.25	1.25
Net investment income	1.01	(a)	0.79	0.70	0.42	0.40	0.46
Portfolio turnover	23	(n)	94	44	63	69	85
Net assets at end of period (000 omitted)	$716		$140	$115	$105	$289	$1,753
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.07	1.07	1.21	1.25	1.25

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s

Notes to Financial Statements (unaudited) – continued

valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$247,615,053	$516,420	$—	$248,131,473
United Kingdom	2,004,135	25,901,602	—	27,905,737
Japan	368,072	17,934,036	—	18,302,108
France	480,508	13,112,724	—	13,593,232
Switzerland	1,299,667	11,428,855	—	12,728,522
Germany	1,793,086	8,007,831	—	9,800,917
Canada	4,176,126	—	—	4,176,126
Taiwan	3,381,793	688,328	—	4,070,121
Hong Kong	3,637,160	—	—	3,637,160
Other Countries	6,346,943	12,975,596	—	19,322,539
Non-U.S. Sovereign Debt	—	553,465	—	553,465
U.S. Corporate Bonds	—	90,604,066	—	90,604,066
Foreign Bonds	—	10,776,593	—	10,776,593
Mutual Funds	29,141,866	—	—	29,141,866
Total Investments	$300,244,409	$192,499,516	$—	$492,743,925

Other Financial Instruments
Futures Contracts	$(1,314,333)	$2,954,564	$—	$1,640,231
Swap Agreements	—	5,430,605	—	5,430,605
Forward Foreign Currency Exchange Contracts	—	(6,507,426)	—	(6,507,426)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $65,524,400 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $708,217 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period. The volume of derivative activity, based on month-end notional amounts during the period, was as follows for the six months ended April 30, 2015:

	Percentage of Net Assets
	Forwards	Futures	Swaps	Options
Average Notional Amount Outstanding	57.78%	88.43%	51.98%	0.65%
Notional Amount Outstanding as of April 30, 2015	53.83%	105.33%	44.13%	1.14%

Notional amounts outstanding are at absolute value and are determined, when applicable, by netting notional amounts of contracts to buy and sell the same underlying instrument with the same counterparty and the same settlement date.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$667,747	$(113,694)
Interest Rate	Interest Rate Swaps	1,512,028	—
Foreign Exchange	Forward Foreign Currency Exchange	1,657,769	(8,165,195)
Equity	Equity Futures	4,412,136	(3,325,958)
Equity	Purchased Equity Options	6,046,065	—
Credit	Credit Default Swaps	3,918,577	—
Total		$18,214,322	$(11,604,847)

Notes to Financial Statements (unaudited) – continued

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts and cleared swap agreements includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$1,117,658	$4,063,826	$—	$—
Foreign Exchange	—	—	8,347,959	—
Equity	(15,659,570)	—	—	(559,953)
Credit	—	(165,324)	—	—
Total	$(14,541,912)	$3,898,502	$8,347,959	$(559,953)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$113,925	$(144,745)	$—	$—
Foreign Exchange	—	—	(7,859,634)	—
Equity	4,826,187	—	—	(2,112,985)
Credit	—	(1,150,996)	—	—
Total	$4,940,112	$(1,295,741)	$(7,859,634)	$(2,112,985)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange

Notes to Financial Statements (unaudited) – continued

contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2015:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$3,429,758	$—
Swaps, at value	1,512,028	—
Cleared Swap Agreements (a)	2,338,029	—
Forward Foreign Currency Exchange Contracts	1,657,769	(8,165,195)
Purchased Options	6,046,065	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$14,983,649	$(8,165,195)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	11,813,852	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$3,169,797	$(8,165,195)

(a)	The amount presented here represents the fund’s current day variation margin for futures contracts and cleared swap agreements. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund’s Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2015:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$1,069,420	(589,870)	—	—	$479,550
Citibank N.A.	13,516	—	—	(13,516)	—
Deutsche Bank AG	1,180,481	(105,814)	—	(1,074,667)	—
Goldman Sachs International	401,337	(401,337)	—	—	—
JPMorgan Chase Bank N.A.	505,043	(505,043)	—	—	—
Total	$3,169,797	(1,602,064)	—	(1,088,183)	$479,550

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2015:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(589,870)	589,870	—	—	$—
Deutsche Bank AG	(105,814)	105,814	—	—	—
Goldman Sachs International	(1,063,682)	401,337	—	—	(662,345)
JPMorgan Chase Bank N.A.	(2,156,063)	505,043	—	1,440,000	(211,020)
Morgan Stanley & Co. International Plc	(4,249,766)	—	1,040,000	2,700,000	(509,766)
Total	$(8,165,195)	1,602,064	1,040,000	4,140,000	$(1,383,131)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a

Notes to Financial Statements (unaudited) – continued

specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may

Notes to Financial Statements (unaudited) – continued

enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated

Notes to Financial Statements (unaudited) – continued

accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 30, 2015, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2015, the fund did not incur any of these expenses. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At April 30, 2015, the fund had no short sales outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. This amount, for the six months ended April 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/14
Ordinary income (including any short-term capital gains)	$3,325,160

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/15
Cost of investments	$470,278,432
Gross appreciation	32,255,150
Gross depreciation	(9,789,657)
Net unrealized appreciation (depreciation)	$22,465,493

As of 10/31/14
Undistributed ordinary income	4,058,457
Capital loss carryforwards	(35,128,008)
Other temporary differences	859,754
Net unrealized appreciation (depreciation)	15,308,900

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/17	$(23,283,499)
10/31/18	(11,844,509)
Total	$(35,128,008)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/15	Year ended 10/31/14
Class A	$1,168,508	$1,152,231
Class B	15,581	52,484
Class C	94,783	225,526
Class I	2,754,967	1,861,458
Class R1	295	862
Class R2	7,229	7,244
Class R3	1,979	4,324
Class R4	15,249	19,321
Class R5	1,610	1,710
Total	$4,060,201	$3,325,160

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2015, this management fee reduction amounted to $15,034, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

MFS has engaged UBS Global Asset Management (Americas) Inc. (UBS) as a sub-adviser to the fund to manage the fund’s exposure to markets and currencies through the use of derivative instruments. The fund is not responsible for paying the sub-advisory fee. MFS pays UBS a sub-advisory fee at the following annual rates:

First $1 billion of average daily net assets	0.28%
Next $1.5 billion of average daily net assets	0.185%
Average daily net assets in excess of $2.5 billion	0.16%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.07%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2016 . For the six months ended April 30, 2015, this reduction amounted to $6,470, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,006 for the six months ended April 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$170,171
Class B	0.75%	0.25%	1.00%	1.00%	43,555
Class C	0.75%	0.25%	1.00%	1.00%	212,209
Class R1	0.75%	0.25%	1.00%	1.00%	795
Class R2	0.25%	0.25%	0.50%	0.50%	2,702
Class R3	—	0.25%	0.25%	0.25%	386
Total Distribution and Service Fees					$429,818

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2015, this rebate amounted to $535 and $1 for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of

Notes to Financial Statements (unaudited) – continued

purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2015, were as follows:

Amount
Class A	$2,190
Class B	4,227
Class C	4,711

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2015, the fee was $12,912, which equated to 0.0056% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $160,378.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.0183% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2015, the fee paid by the fund under this agreement was $758 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity.

Notes to Financial Statements (unaudited) – continued

Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

At April 30, 2015, MFS held approximately 75% of the outstanding shares of Class R1.

(4) Portfolio Securities

For the six months ended April 30, 2015, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $185,980,094 and $91,534,290, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/15		Year ended 10/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,197,038	$44,923,786	7,338,847	$76,280,733
Class B	85,497	896,997	234,166	2,384,704
Class C	626,924	6,574,329	1,629,303	16,568,999
Class I	12,504,378	134,541,055	15,942,353	167,219,265
Class R1	1,633	17,050	2,600	26,248
Class R2	12,618	134,112	46,676	480,270
Class R3	49,177	533,211	11,658	121,249
Class R4	87,994	946,854	107,934	1,122,729
Class R5	53,416	583,182	1,812	19,011
	17,618,675	$189,150,576	25,315,349	$264,223,208

Shares issued to shareholders in reinvestment of distributions
Class A	103,320	$1,080,731	104,508	$1,070,158
Class B	1,181	12,155	4,034	40,618
Class C	7,043	72,406	17,054	171,737
Class I	212,456	2,239,287	143,276	1,477,172
Class R1	29	295	86	862
Class R2	698	7,229	714	7,244
Class R3	189	1,979	422	4,324
Class R4	1,445	15,249	1,872	19,321
Class R5	152	1,610	165	1,710
	326,513	$3,430,941	272,131	$2,793,146

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/15		Year ended 10/31/14
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,183,700)	$(23,256,437)	(3,847,877)	$(39,967,169)
Class B	(69,523)	(729,026)	(145,058)	(1,473,510)
Class C	(330,788)	(3,459,554)	(746,377)	(7,604,625)
Class I	(4,496,365)	(48,393,537)	(6,921,289)	(72,538,081)
Class R1	(102)	(1,054)	(304)	(3,086)
Class R2	(1,038)	(10,951)	(11,310)	(116,344)
Class R3	(7)	(75)	(21,246)	(221,415)
Class R4	(44,485)	(482,126)	(102,899)	(1,082,480)
Class R5	(950)	(10,380)	(4)	(44)
	(7,126,958)	$(76,343,140)	(11,796,364)	$(123,006,754)

Net change
Class A	2,116,658	$22,748,080	3,595,478	$37,383,722
Class B	17,155	180,126	93,142	951,812
Class C	303,179	3,187,181	899,980	9,136,111
Class I	8,220,469	88,386,805	9,164,340	96,158,356
Class R1	1,560	16,291	2,382	24,024
Class R2	12,278	130,390	36,080	371,170
Class R3	49,359	535,115	(9,166)	(95,842)
Class R4	44,954	479,977	6,907	59,570
Class R5	52,618	574,412	1,973	20,677
	10,818,230	$116,238,377	13,791,116	$144,009,600

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2015, the fund’s commitment fee and interest expense were $645 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,198,412	196,466,157	(206,522,703)	29,141,866

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,873	$29,141,866

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2015

*	Print name and title of each signing officer under his or her signature.